Putnam
Master Income
Trust

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

4-30-00

[SCALE LOGO OMITTED]


FROM THE CHAIRMAN

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[COPYRIGHT] Karsh, Ottawa

Dear Shareholder:

I am pleased to announce the appointment of David L. Waldman and the Core Fixed-Income team as managers of your fund. Before joining Putnam in 1997, David was with Lazard Freres Asset Management and Goldman Sachs Asset Management. He has 12 years of investment experience. I would also like to call your attention to recent changes in the fund's investment policy, which are described on page 43.

The first half of the fund's fiscal year, the six months ended April 30, 2000, was a period marked by substantial volatility in the financial markets. Nevertheless, your fund's portfolio management team maximized the fund's multisector flexibility to meet the challenges of the day. By period's end, your fund had produced a slight gain at net asset value.

Total return for 6 months ended 4/30/00

           NAV       Market price
---------------------------------
          2.87%         -2.50%
---------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 7.

* INFLATION AND RISING RATES KEEP BOND PRICES ON ROPES

The sustained strength of economic growth worldwide was a major influence on bond market performance. As inflation concerns grew, many central banks around the globe tightened monetary policy causing interest rates to rise. The U.S. stock market's extreme run-up within the first four months of the period put further pressure on bonds as investors turned almost their full attention to the soaring price appreciation of technology stocks. Although the U.S. stock market's rally came to an abrupt halt in mid March, the performance of the broad fixed-income market remained rather disappointing.


"Given the increased volatility of capital markets, we expect fixed-income to provide stability going forward."

-- David Waldman, portfolio manager


During the fund's semiannual period, the U.S. Federal Reserve Board raised short-term interest rates three times, bringing the federal funds rate to a high not seen since 1995 and the discount rate to its highest point in 8 1/2 years. Overseas, interest rates moved upward as well. Despite the efforts of central banks worldwide, the pace of economic activity did not appear to have been deterred as of the time this report was written -- particularly in the United States.

With each report of leading economic indicators showing no signs of a slowdown in growth, fixed-income investors worry that the Fed may not have acted aggressively enough to keep inflation at bay. Investors' fears combined with more recent hawkish comments by the Fed suggesting further rate increases served to keep U.S. bond prices at relatively depressed levels through April's end.

* U.S. TREASURY BUYBACK PROGRAM PUTS ADDED PRESSURE ON MARKET

In early January, U.S. Treasury Secretary Lawrence Summers announced that the Treasury would use the current budget surplus to pay down federal debt with plans to repurchase $30 billion in securities, the bulk of which would occur in longer-term issues. This announcement spurred investor demand for Treasury securities, particularly 30-year bonds. As a result, the yield curve, a plotting of yields across the maturity spectrum, inverted for the first time in more than a decade with 3-month T-bills providing higher yields than the bellwether 30-year bond. U.S. investment-grade corporate bonds, high-yield debt, government agency bonds and mortgage-backed issues experienced another episode of pressure as spreads, the difference in yields between bonds of different credit qualities, widened and demand weakened.


[GRAPHIC OMITTED: horizontal bar chart SECTOR ALLOCATION]

SECTOR ALLOCATION*

High-yield                43.1%

U.S. investment-grade     31.9%

International             25.6%

Footnote reads:
*Based on net assets as of 4/30/00. Holdings will vary over time.


Within the U.S. investment-grade sector, your fund's managers focused on 10-year Treasury notes, increasing their emphasis on longer-term issues as the period progressed. This strategy contributed to performance as prices rose at the longer end of the curve. The portfolio's overall interest rate exposure remained defensive. Management also continued to emphasize mortgage-backed securities which benefit from diminished prepayment risk and from improving real estate fundamentals.

* HIGH-YIELD STRATEGY BOTH OPPORTUNISTIC AND SLIGHTLY DEFENSIVE

The majority of your fund's assets are invested in U.S. high-yield corporate bonds, those issues rated below investment grade. Within the sector, management has emphasized holdings that can capitalize on the new era of technological innovation and the current stage of the global economic cycle while at the same time positioning the fund for potentially slower growth in the latter part of the year.

Throughout the period, telecommunication, broadcasting, and media holdings dominated high-yield allocation. Your fund's managers have either maintained or acquired positions in several bond issues that have performed relatively well in this difficult market. Examples include Covad Communications, Diva Systems and Nextel. As the period progressed, commodity chemical companies, home builders and industrials were added to the portfolio to take advantage of attractive valuations. While these holdings, as well as others discussed in this report, were viewed favorably at the end of the period, all holdings are subject to review and adjustment in accordance with the fund's investment strategy and may well vary in the future.


[GRAPHIC OMITTED: TOP THREE HOLDINGS PER SECTOR]

TOP THREE HOLDINGS PER SECTOR

HIGH YIELD SECTOR

Midland Funding II Corp.
debentures, series A, 11.75%, 2005

Host Marriott Travel Plaza
senior notes, series B, 9.5%, 2005

Affinity Group Holdings
senior notes, 11.0%, 2007

FOREIGN GOVERNMENT

Germany (Federal Republic of)
series 132, 4.125%, 2004

Denmark (Kingdom of)
6.00%, 2009

Canada (Government of)
series WL43, 5.75%, 2029

U.S. GOVERNMENT

U.S. Treasury Notes
6.00%, 8/15/09

U.S. Treasury Bonds
6.125%, 8/15/29

Government National Mortgage Assn.
7.00%, 5/15/23 through 12/15/28

Footnote reads:
These holdings represented 17.7% of the fund's net assets as of 4/30/00. Portfolio holdings will vary over time.


* INTERNATIONAL STRATEGY

Despite a somewhat sluggish April, emerging-markets bonds were the best performing fixed-income asset class throughout the period. Your fund held positions in markets that offered attractive risk-adjusted value such as Mexico and Bulgaria, two nations that are experiencing stable to improving fundamentals. As the period progressed, the portfolio's weighting in Mexico was pared back to realize profits. Management redeployed assets into Russian debt, a market that gained 41% in the first three months of calendar 2000 alone. Within the fund's developed country holdings, longer-term bonds from Denmark and Canada were acquired in order to take advantage of the possibility of continued yield curve flattening. Japanese government bonds were largely avoided.

* OUTLOOK: NO DRAMATIC PRICE MOVEMENTS EXPECTED

The fund enters the second half of fiscal 2000 with a market that already seems to have priced in further Fed rate increases. While volatility across capital markets may well continue, management expects fixed-income securities to provide stability. In such an environment, individual bond selection and sector allocation become the key drivers of performance. Your fund's managers have taken full advantage of the portfolio's multisector flexibility to position it for the challenges that may lie ahead.

* UPCOMING TRANSITION

This is my last letter to you and other Putnam Master Income Trust shareholders. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. As of July 1, 2000, John Hill will become Chairman. John is currently an independent Trustee and has served on the Board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands. I will become Chairman Emeritus, remain a shareholder, and stay in close touch with the funds.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
June 21, 2000

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 4/30/00, there is no guarantee the fund will continue to hold these securities in the future. The lower credit ratings of high-yield bonds reflect a greater possibility that adverse changes in the economy or poor performance by the issuers of these bonds may affect the fund's ability to pay principal and interest. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. While the U.S. government backing of individual securities does not insure your principal, which will fluctuate, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal. Mortgage-backed securities in the portfolio may be subject to prepayment risk.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Master Income Trust is designed for investors seeking high current income, consistent with preservation of capital, through a portfolio diversified among U.S. government, high-yield, and international fixed-income securities.

TOTAL RETURN FOR PERIODS ENDED 4/30/00

                                                Salomon Bros.    First
                                  Lehman Bros.     Non-U.S.     Boston
                          Market   Government    World Govt.  High-Yield
                   NAV    price    Bond Index    Bond Index      Index
--------------------------------------------------------------------------
6 months           2.87%  -2.50%       2.25%        -6.86%       1.11%
--------------------------------------------------------------------------
1 year            -0.08  -10.37        1.98         -5.57       -2.01
--------------------------------------------------------------------------
5 years           36.34   29.08       39.06          7.72       42.19
Annual average     6.40    5.24        6.81          1.50        7.29
--------------------------------------------------------------------------
10 years         149.86  130.18      116.60        129.37      187.57
Annual average     9.59    8.69        8.03          8.65       11.14
--------------------------------------------------------------------------
Life of fund
(since 12/28/87) 187.48  117.25      159.25        113.20      221.00
Annual average     8.93    6.49        8.03          6.33        9.92
--------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 4/30/00

--------------------------------------------------
Distributions (number)             6
--------------------------------------------------
Income                          $0.336
--------------------------------------------------
  Total                         $0.336
--------------------------------------------------
Share value:                NAV       Market price
--------------------------------------------------
10/31/99                   $7.72        $6.625
--------------------------------------------------
4/30/00                     7.53         6.125
--------------------------------------------------
Current return (end of period)
--------------------------------------------------
Current dividend rate1      8.76%        10.78%
--------------------------------------------------

1Income portion of most recent distribution, annualized and divided by NAV or market price at end of period.

TOTAL RETURN FOR PERIODS ENDED 3/31/00 (most recent calendar quarter)

                                                 Market
                                          NAV    price
------------------------------------------------------
6 months                                 3.79%  -6.19%
------------------------------------------------------
1 year                                   2.49  -11.40
------------------------------------------------------
5 years                                 40.43   25.50
Annual average                           7.03    4.65
------------------------------------------------------
10 years                               150.91  124.32
Annual average                           9.64    8.41
------------------------------------------------------
Life of fund (since 12/28/87)          189.88  113.14
Annual average                           9.07    6.37
------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.


COMPARATIVE BENCHMARKS

First Boston High Yield Index* is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's and Baa by Moody's.

Salomon Brothers Non-U.S. World Government Bond Index* is an unmanaged list of bonds issued by 10 countries.

The Lehman Brothers Government Bond Index* is composed of all publicly issued, non-convertible, domestic debt of the U.S. government or any agency thereof, quasi-federal corporations, or corporate debt guaranteed by the U.S. government. Flower bonds and pass-through issues are excluded. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




THE FUND'S PORTFOLIO
April 30, 2000 (Unaudited)

CORPORATE BONDS AND NOTES (45.9%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Advertising and Marketing Services (0.7%)
-------------------------------------------------------------------------------------------------------------------
     $      140,000 Ackerly Group, Inc. sr. sub. notes Ser. B, 9s, 2009                            $        131,600
          1,000,000 Adams Outdoor Advertising sr. notes 10 3/4s, 2006                                     1,020,000
            406,600 Interact Operating Co. notes 14s, 2003                                                  121,980
          1,000,000 Lamar Media Corp. sr. sub. notes 9 1/4s, 2007                                           987,500
            460,000 Lamar Media Corp. company guaranty 8 5/8s, 2007                                         437,000
                                                                                                   ----------------
                                                                                                          2,698,080

Aerospace and Defense (0.7%)
-------------------------------------------------------------------------------------------------------------------
            800,000 Argo-Tech Corp. company guaranty 8 5/8s, 2007                                           600,000
             80,000 Argo-Tech Corp. company guaranty Ser. D, 8 5/8s, 2007                                    60,800
            690,000 BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                          600,300
            210,000 Decrane Aircraft Holdings company guaranty Ser. B, 12s, 2008                            185,850
            425,000 L-3 Communications Corp. sr. sub. notes Ser. B, 10 3/8s, 2007                           425,000
            570,000 L-3 Communications Corp. sr. notes 9 1/8s, 2008                                         494,475
            220,000 L-3 Communications Corp. company guaranty Ser. B, 8s, 2008                              191,400
            185,000 Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                             180,375
                                                                                                   ----------------
                                                                                                          2,738,200

Agriculture (0.3%)
-------------------------------------------------------------------------------------------------------------------
          1,297,335 Premium Standard Farms, Inc. sr. sec. notes 11s, 2003 (PIK)                           1,180,575

Airlines (0.7%)
-------------------------------------------------------------------------------------------------------------------
            540,000 Airbus Industries 144A 12.266s, 2020                                                    562,874
            310,000 Calair LLC 144A company guaranty 8 1/8s, 2008                                           268,538
            480,000 Canadian Airlines Corp. secd. notes 10s,
                    2005 (In default) (Canada) (NON)                                                        412,800
          1,500,000 US Air, Inc. pass-thru certificates Ser. 93-A2, 9 5/8s, 2003                          1,400,145
                                                                                                   ----------------
                                                                                                          2,644,357

Automotive (1.0%)
-------------------------------------------------------------------------------------------------------------------
            180,000 Aftermarket Technology Corp. sr. sub. notes 12s, 2004                                   180,900
            383,000 Aftermarket Technology Corp. sr. sub. notes Ser. D, 12s, 2004                           384,915
            500,000 Dura Operating Corp. company guaranty Ser. B, 9s, 2009                                  451,250
          1,060,000 Federal Mogul Corp. notes 7 3/4s, 2006                                                  866,942
            290,000 Federal Mogul Corp. notes 7 3/8s, 2006                                                  235,553
            420,000 Hayes Lemmerz International, Inc. company guaranty Ser. B,
                    8 1/4s, 2008                                                                            357,000
            200,000 Hayes Wheels International, Inc. company guaranty Ser. B,
                    9 1/8s, 2007                                                                            178,000
            250,000 Lear Corp. sub. notes 9 1/2s, 2006                                                      240,958
          1,120,000 Navistar International Corp. sr. notes Ser. B, 8s, 2008                               1,052,800
             80,000 Oxford Automotive, Inc. company guaranty Ser. D, 10 1/8s, 2007                           75,200
            290,000 Safety Components International, Inc. sr. sub. notes Ser. B,
                    10 1/8s, 2007 (In default) (NON)                                                         43,500
            100,000 Tenneco, Inc. company guaranty Ser. B, 11 5/8s, 2009                                    100,000
                                                                                                   ----------------
                                                                                                          4,167,018

Banking (0.9%)
-------------------------------------------------------------------------------------------------------------------
            190,000 Chevy Chase Savings Bank, Inc. sub. deb. 9 1/4s, 2008                                   168,625
            380,000 Chevy Chase Savings Bank, Inc. sub. deb. 9 1/4s, 2005                                   360,050
            165,000 Colonial Capital II 144A company guaranty 8.92s, 2027                                   150,344
             45,000 Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                                   40,829
            550,000 GS Escrow Corp. sr. notes 7 1/8s, 2005                                                  490,430
            865,000 Hanvit Bank 144A sub. notes 11 3/4s, 2010 (Korea)                                       850,944
             70,000 North Fork Capital Trust I company guaranty 8.7s, 2026                                   65,192
             40,000 Peoples Heritage Capital Trust company guaranty Ser. B,
                    9.06s, 2027                                                                              38,708
            285,000 Provident Capital Trust company guaranty 8.6s, 2026                                     271,354
            165,000 Riggs Capital Trust 144A bonds 8 5/8s, 2026                                             136,090
            420,000 Sovereign Bancorp, Inc. sr. notes 10 1/2s, 2006                                         414,750
            230,000 Sovereign Capital Trust company guaranty 9s, 2027                                       154,963
            440,000 Webster Capital Trust I 144A bonds 9.36s, 2027                                          424,098
                                                                                                   ----------------
                                                                                                          3,566,377

Beverage (0.2%)
-------------------------------------------------------------------------------------------------------------------
            810,000 Triarc Consumer Products, Inc. company guaranty 10 1/4s, 2009                           749,250

Broadcasting (3.5%)
-------------------------------------------------------------------------------------------------------------------
            885,000 Acme Television sr. disc. notes stepped-coupon zero %
                    (10 7/8s, 9/30/00), 2004 (STP)                                                          809,775
            920,000 Allbritton Communications Co. sr. sub. notes Ser. B, 8 7/8s, 2008                       821,100
            367,800 AMFM Operating, Inc. deb. 12 5/8s, 2006 (PIK)                                           419,752
            820,000 Benedek Communications Corp. sr. disc. notes stepped-coupon
                    zero % (13 1/4s, 5/15/01), 2006 (STP)                                                   740,050
          1,020,000 Capstar Broadcasting sr. disc. notes stepped-coupon zero %
                    (12 3/4s, 2/1/02), 2009 (STP)                                                           915,450
            532,400 Capstar Broadcasting sub. deb. 12s, 2009                                                601,612
            340,000 Capstar Broadcasting sr. sub. notes 9 1/4s, 2007                                        340,850
            170,000 Central European Media Enterprises Ltd. sr. notes 9 3/8s,
                    2004 (Bermuda)                                                                           64,600
            960,000 Chancellor Media Corp. company guaranty 8s, 2008                                        952,800
            327,990 Citadel Broadcasting, Inc. sr. sub. notes 10 1/4s, 2007                                 327,990
            270,000 Citadel Broadcasting, Inc. company guaranty 9 1/4s, 2008                                253,800
            902,000 Diva Systems Corp. sr. disc. notes, stepped-coupon Ser. B,
                    zero % (12 5/8s, 3/1/03), 2008 (STP)                                                    441,980
          1,390,000 Echostar DBS Corp. sr. notes 9 3/8s, 2009                                             1,343,088
            150,000 Fox Family Worldwide, Inc. sr. disc. notes stepped-coupon
                    zero % (10 1/4s, 11/1/02), 2007 (STP)                                                    91,125
            440,000 Fox Family Worldwide, Inc. sr. notes 9 1/4s, 2007                                       382,800
            350,000 Gloden Sky DBS, Inc. sr. disc. notes, stepped-coupon Ser. B,
                    zero % (13 1/2s, 3/1/04), 2007 (STP)                                                    235,375
            360,000 Golden Sky Systems company guaranty Ser. B, 12 3/8s, 2006                               396,000
            230,000 Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                  198,375
            770,000 Knology Holdings, Inc. sr. disc. notes stepped-coupon zero %
                    (11 7/8s, 10/15/02), 2007 (STP)                                                         477,400
            480,000 LIN Holdings Corp. sr. disc. notes stepped-coupon zero %
                    (10s, 3/1/03), 2008 (STP)                                                               283,200
            120,000 LIN Television Corp. company guaranty 8 3/8s, 2008                                      102,000
            185,000 Onepoint Communications, Inc. company guaranty Ser. B,
                    14 1/2s, 2008                                                                           120,250
            170,000 Paxson Communications Corp. 144A sr. sub. notes
                    11 5/8s, 2002                                                                           175,100
            120,000 Pegasus Communications Corp. sr. notes Ser. B, 9 3/4s, 2006                             117,600
            120,000 Pegasus Media & Communications notes Ser. B, 12 1/2s, 2005                              124,800
          1,424,000 PHI Holdings, Inc. sr. sub. notes zero %, 2001                                        1,238,880
            405,000 Radio One, Inc. company guaranty stepped-coupon Ser. B, 7s,
                    (12s, 5/15/00), 2004 (STP)                                                              429,300
            580,000 RCN Corp. sr. notes 10 1/8s, 2010                                                       516,200
            180,000 Spanish Broadcasting Systems sr. sub notes 9 5/8s, 2009                                 175,950
            175,000 TV Azteca Holdings S.A. de C.V. sr. notes 11s, 2002 (Mexico)                            167,125
            665,000 TV Azteca S.A. de C.V. sr. notes 10 1/2s, 2007 (Mexico)                                 605,150
                                                                                                   ----------------
                                                                                                         13,869,477

Building Materials (0.2%)
-------------------------------------------------------------------------------------------------------------------
            195,000 American Architectural Products Corp. company guaranty
                    11 3/4s, 2007                                                                            48,750
            150,000 Atrium Companies, Inc. company guaranty Ser. B, 10 1/2s, 2009                           140,250
            360,000 Building Materials Corp. company guaranty 8s, 2008                                      304,200
            270,000 NCI Building Systems, Inc. sr. sub. notes Ser. B, 9 1/4s, 2009                          247,050
                                                                                                   ----------------
                                                                                                            740,250

Cable Television (2.3%)
-------------------------------------------------------------------------------------------------------------------
            250,000 Adelphia Communications Corp. sr. notes Ser. B, 9 7/8s, 2007                            241,875
            460,000 Adelphia Communications Corp. sr. notes Ser. B, 8 3/8s, 2008                            409,400
            160,000 Century Communications Corp. sr. notes 8 7/8s, 2007                                     146,400
          1,000,000 Century Communications Corp. bank term loan FRN
                    9.29s, 2009                                                                           1,001,250
            290,000 Charter Communications bank term loan FRN 8.79s, 2008                                   288,550
          1,750,000 Charter Communications Holdings LLC sr. notes 8 5/8s, 2009                            1,526,875
            380,000 Classic Cable, Inc. 144A sr. sub. notes 10 1/2s, 2010                                   372,400
             50,000 CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2013                                            50,750
            140,000 CSC Holdings, Inc. deb. 7 7/8s, 2018                                                    126,049
            250,000 CSC Holdings, Inc. sr. notes 7 7/8s, 2007                                               237,685
            360,000 CSC Holdings, Inc. sr. notes 7 1/4s, 2008                                               328,356
            990,000 Diamond Cable Communication Co. sr. disc. notes
                    stepped-coupon zero % (10 3/4s, 2/15/02),
                    2007 (United Kingdom) (STP)                                                             772,200
            400,000 NTL Communications Corp. sr. notes Ser. B, 11 1/2s, 2008                                405,000
            410,000 Rogers Cablesystems Ltd. company guaranty 10s,
                    2007 (Canada)                                                                           428,450
            370,000 Supercanal Holdings S.A. 144A sr. notes 11 1/2s,
                    2005 (In default) (Argentina) (NON)                                                     159,100
            250,000 TeleWest Communications Plc, structured notes (issued by
                    DLJ International Capital) 10 7/8s, 2005 (United Kingdom)                               252,100
            760,000 TeleWest Communications Plc 144A 9 7/8s,
                    2010 (United Kingdom)                                                                   744,800
            300,000 TeleWest Communications Plc sr. disc. notes stepped-coupon
                    zero % (9 1/4, 4/15/04), 2009 (United Kingdom) (STP)                                    177,000
            950,000 United Pan-Europe N.V. 144A bonds stepped-coupon zero %
                    (13.75s, 8/1/05) 2010 (Netherlands) (STP)                                               460,750
          1,580,000 United Pan-Europe N.V. 144A bonds stepped-coupon zero %
                    (12.5s, 8/1/04) 2009 (Netherlands) (STP)                                                782,100
            390,000 United Pan-Europe N.V. 144A bonds 10 7/8s,
                    2009 (Netherlands)                                                                      356,850
                                                                                                   ----------------
                                                                                                          9,267,940

Chemicals (1.8%)
-------------------------------------------------------------------------------------------------------------------
            300,000 Geo Specialty Chemicals, Inc. sr. sub. notes 10 1/8s, 2008                              258,000
            410,000 Georgia Gulf Corp. 144A sr. sub. notes 10 3/8s, 2007                                    420,250
             40,000 Huntsman Corp. 144A sr. sub. notes 9 1/2s, 2007                                          36,600
            500,000 Huntsman Corp. 144A sr. sub. notes FRN 9.38s, 2007                                      452,500
          1,240,000 Huntsman ICI Chemicals, Inc. company guaranty 10 1/8s, 2009                           1,233,800
            270,000 Koppers Industries, Inc. 144A company guaranty 9 7/8s, 2007                             249,075
            210,000 Lyondell Petrochemical Co. sr. sub. notes 10 7/8s, 2009                                 206,325
            830,000 Lyondell Petrochemical Co. sec. notes Ser. B, 9 7/8s, 2007                              815,475
            860,000 Lyondell Petrochemical Co. notes Ser. A, 9 5/8s, 2007                                   844,950
            795,000 Pioneer Americas Acquisition 144A sr. notes 9 1/4s, 2007                                636,000
            290,000 Polymer Group, Inc. company guaranty Ser. B, 9s, 2007                                   263,900
            190,000 Polymer Group, Inc. company guaranty Ser. B, 8 3/4s, 2008                               170,050
            504,126 Polytama International notes 11 1/4s, 2007 (Indonesia)                                   66,444
            480,000 Royster-Clark, Inc. 1st mtge. 10 1/4s, 2009                                             391,200
            340,000 Sterling Chemicals, Inc. sr. disc. notes stepped-coupon zero %
                    (13 1/2s, 8/15/01), 2008 (STP)                                                          158,100
            220,000 Sterling Chemicals, Inc. company guaranty Ser. B, 12 3/8s, 2006                         224,950
             50,000 Sterling Chemicals, Inc. sr. sub. notes 11 3/4s, 2006                                    44,500
            373,000 Sterling Chemicals, Inc. sr. sub. notes Ser. A, 11 1/4s, 2007                           320,780
            465,000 Trikem S.A. 144A bonds 10 5/8s, 2007 (Brazil)                                           344,100
                                                                                                   ----------------
                                                                                                          7,136,999

Coal (--%)
-------------------------------------------------------------------------------------------------------------------
            710,000 Lodestar Holdings, Inc. company guaranty 11 1/2s, 2005                                  142,000

Commercial and Consumer Services (0.3%)
-------------------------------------------------------------------------------------------------------------------
            720,000 Coinmach Corp. sr. notes Ser. D, 11 3/4s, 2005                                          669,600
            100,000 GS Superhighway Holdings sr. notes 10 1/4s, 2007 (China)                                 70,011
            740,000 GS Superhighway Holdings sr. notes 9 7/8s, 2004 (China)                                 518,000
                                                                                                   ----------------
                                                                                                          1,257,611

Computers (0.1%)
-------------------------------------------------------------------------------------------------------------------
            300,000 Unisys Corp. sr. notes 11 3/4s, 2004                                                    324,000
            280,000 Unisys Corp. sr. notes 7 7/8s, 2008                                                     268,100
                                                                                                   ----------------
                                                                                                            592,100

Construction (0.3%)
-------------------------------------------------------------------------------------------------------------------
            920,000 Better Minerals & Aggregates Co. 144A sr. sub. notes 13s, 2009                          910,800
            590,000 Republic Group, Inc. sr. sub. notes 9 1/2s, 2008                                        483,800
                                                                                                   ----------------
                                                                                                          1,394,600

Consumer (0.2%)
-------------------------------------------------------------------------------------------------------------------
            590,000 Home Interiors & Gifts, Inc. company guaranty 10 1/8s, 2008                             466,100
            530,000 Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                            447,850
                                                                                                   ----------------
                                                                                                            913,950

Consumer Finance (0.3%)
-------------------------------------------------------------------------------------------------------------------
             70,000 Contifinancial Corp. sr. notes 8 3/8s, 2003                                               7,000
            610,000 Contifinancial Corp. sr. notes 8 1/8s, 2008                                              61,000
            840,000 Contifinancial Corp. sr. notes 7 1/2s, 2002                                              84,000
            790,000 Madison River Capital 144A sr. notes 13 1/4s, 2010                                      734,700
            190,000 Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                            167,200
                                                                                                   ----------------
                                                                                                          1,053,900

Consumer Goods (0.5%)
-------------------------------------------------------------------------------------------------------------------
            420,000 Decora Industries, Inc. sr. sec. notes Ser. B, 11s, 2005                                176,400
            135,000 French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                                 128,925
            530,000 French Fragrances, Inc. company guaranty Ser. D, 10 3/8s, 2007                          508,800
            310,000 Leiner Health Products sr. sub. notes 9 5/8s, 2007                                      231,725
            300,000 NBTY, Inc. 144A sr. sub. notes 8 5/8s, 2007                                             261,000
            250,000 Revlon Consumer Products sr. notes 9s, 2006                                             180,000
            660,000 Revlon Consumer Products sr. sub. notes 8 5/8s, 2008                                    320,100
            180,000 Revlon Consumer Products sr. notes 8 1/8s, 2006                                         128,700
                                                                                                   ----------------
                                                                                                          1,935,650

Consumer Services (0.4%)
-------------------------------------------------------------------------------------------------------------------
            550,000 Iron Mountain, Inc. company guaranty 8 3/4s, 2009                                       488,125
            930,000 Iron Mountain, Inc. sr. sub. notes 8 1/4s, 2011                                         792,825
            150,000 Pierce Leahy Corp. sr. sub. notes 11 1/8s, 2006                                         154,125
                                                                                                   ----------------
                                                                                                          1,435,075

Containers (0.7%)
-------------------------------------------------------------------------------------------------------------------
            735,000 AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                        606,375
            630,000 Huntsman Packaging Corp. company guaranty 9 1/8s, 2007                                  648,900
            480,000 Impac Group, Inc. company guaranty Ser. B, 10 1/8s, 2008                                494,400
            460,000 Owens-Illinois, Inc. sr. notes 7.35s, 2008                                              411,847
            740,000 Owens-Illinois, Inc. sr. notes 7.15s, 2005                                              675,746
            145,000 Radnor Holdings, Inc. sr. notes 10s, 2003                                               123,250
                                                                                                   ----------------
                                                                                                          2,960,518

Distribution (0.1%)
-------------------------------------------------------------------------------------------------------------------
            620,000 RAB Enterprises, Inc. company guaranty 10 1/2s, 2005                                    409,200

Electric Utilities (0.5%)
-------------------------------------------------------------------------------------------------------------------
            440,000 AES China Generating Co. sr. notes 10 1/8s, 2006 (China)                                281,600
            120,000 CMS Energy Corp. sr. notes 7 1/2s, 2009                                                 103,950
          1,040,000 CMS Energy Corp. sr. notes Ser. B, 6 3/4s, 2004                                         982,800
            341,800 Northeast Utilities System notes Ser. A, 8.58s, 2006                                    341,079
            104,533 Northeast Utilities System notes Ser. B, 8.38s, 2005                                    103,664
            840,963 Panda Global Energy Co. company guaranty
                    12 1/2s, 2004 (China)                                                                   294,337
                                                                                                   ----------------
                                                                                                          2,107,430

Energy (0.4%)
-------------------------------------------------------------------------------------------------------------------
            250,000 Leviathan Gas Corp. company guaranty Ser. B, 10 3/8s, 2009                              253,750
            290,000 Parker Drilling Corp. company guaranty Ser. D, 9 3/4s, 2006                             273,325
          1,140,000 RBF Finance Co. company guaranty 11s, 2006                                            1,208,400
                                                                                                   ----------------
                                                                                                          1,735,475

Entertainment (0.6%)
-------------------------------------------------------------------------------------------------------------------
            230,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2011                                     126,500
            480,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                     264,000
            345,000 Cinemark USA, Inc. sr. sub. notes 8 1/2s, 2008 (Mexico)                                 217,350
            825,000 Premier Parks, Inc. sr. notes 9 1/4s, 2006                                              771,375
            530,000 SFX Entertainment, Inc. company guaranty 9 1/8s, 2008                                   532,650
            495,000 SFX Entertainment, Inc. 144A company guaranty Ser. B,
                    9 1/8s, 2008                                                                            495,000
            440,000 Silver Cinemas, Inc. sr. sub. notes 10 1/2s, 2005 (In default) (NON                      70,400
            373,000 United Artists Theatre 144A sr. sub. notes 10.415s,
                    2007 (In default) (NON)                                                                   7,460
            641,000 United Artists Theatre sr. sub. notes 9 3/4s, 2008 (In default) (NON)                    12,820
                                                                                                   ----------------
                                                                                                          2,497,555

Financial (1.2%)
-------------------------------------------------------------------------------------------------------------------
            650,000 Aames Financial Corp. sr. notes 9 1/8s, 2003                                            386,750
             50,000 Advanta Corp. company guaranty Ser. B, 8.99s, 2026                                       31,000
            500,000 Advanta Corp. med. term notes Ser. B, 7s, 2001                                          471,970
            460,000 Advanta Corp. med-term notes Ser. D, 6.92s, 2002                                        428,485
            350,000 AMRESCO, Inc. sr. sub. notes Ser. 97-A, 10s, 2004                                       234,500
            260,000 AMRESCO, Inc. sr. sub. notes Ser. 98-A, 9 7/8s, 2005                                    174,200
            420,000 Conseco Finance Trust III, Inc. bonds 8.796s, 2027                                      147,000
            600,000 Delta Financial Corp. sr. notes 9 1/2s, 2004                                            318,000
            470,000 Imperial Credit Capital Trust I 144A company guaranty
                    10 1/4s, 2002                                                                           380,700
            460,000 Imperial Credit Industries, Inc. sr. notes 9 7/8s, 2007                                 335,800
            345,000 Investors Capital Trust I company guaranty Ser. B, 9.77s, 2027                          317,400
            600,000 Nationwide Credit, Inc. sr. notes Ser. A, 10 1/4s, 2008                                 444,000
            200,000 Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                    116,000
            320,000 Ocwen Federal Bank FSB sub. deb. 12s, 2005                                              300,800
            260,000 Ocwen Financial Corp. notes 11 7/8s, 2003                                               237,900
            435,000 Resource America, Inc. 144A sr. notes 12s, 2004                                         352,350
                                                                                                   ----------------
                                                                                                          4,676,855

Food (0.2%)
-------------------------------------------------------------------------------------------------------------------
            400,000 Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                  224,000
            550,000 Aurora Foods, Inc. 144A ser. sub. notes Ser. D, 9 7/8s, 2007                            308,000
            525,000 Vlasic Foods Intl., Inc. sr. sub notes Ser. B, 10 1/4s, 2009                            330,750
                                                                                                   ----------------
                                                                                                            862,750

Gaming & Lottery (2.1%)
-------------------------------------------------------------------------------------------------------------------
            140,000 Ameristar Casinos, Inc. company guaranty Ser. B, 10 1/2s, 2004                          136,500
             80,000 Argosy Gaming Co. company guaranty 10 3/4s, 2009                                         83,200
            500,000 Autotote Corp. company guaranty Ser. B, 10 7/8s, 2004                                   492,500
            650,000 Boyd Gaming Corp. sr. sub. notes 9 1/2s, 2007                                           614,250
            720,000 Fitzgeralds Gaming Corp. company guaranty Ser. B,
                    12 1/4s, 2004 (In default) (NON)                                                        403,200
             60,000 Hard Rock Hotel, Inc. sr. sub. notes Ser. B, 9 1/4s, 2005                                52,200
            180,000 Harrahs Entertainment, Inc. company guaranty 7 1/2s, 2009                               166,653
          1,080,000 Hollywood Casino Corp. company guaranty 11 1/4s, 2007                                 1,093,500
            270,000 Hollywood Park, Inc. company guaranty Ser. B, 9 1/4s, 2007                              270,000
            360,000 Horseshoe Gaming Holdings company guaranty 8 5/8s, 2009                                 336,600
            930,000 International Game Technology sr. notes 7 7/8s, 2004                                    878,850
            215,000 Isle of Capri Black Hawk LLC 144A 1st mortgage Ser. B,
                    13s, 2004                                                                               234,350
            250,000 Isle of Capri Casinos, Inc. company guaranty 8 3/4s, 2009                               226,250
            410,000 Mohegan Tribal Gaming, Auth. sr. sub. notes 8 3/4s, 2009                                389,500
            180,000 Park Place Entertainment 144A sr. sub. notes 9 3/8s, 2007                               178,200
            230,000 Park Place Entertainment sr. notes 8 1/2s, 2006                                         223,362
            210,000 Sun International Hotels Ltd. company guaranty 9s, 2007                                 189,525
            210,000 Sun International Hotels Ltd. sr. sub. notes 8 5/8s, 2007                               185,325
            850,000 Trump A.C. 1st mtge. 11 1/4s, 2006                                                      622,625
          1,250,000 Trump Castle Funding 144A sub. notes 10 1/4s, 2003                                    1,262,500
            360,000 Trump Holdings & Funding Corp. sr. notes 15 1/2s, 2005                                  199,800
            340,000 Venetian Casino company guaranty 12 1/4s, 2004                                          333,200
                                                                                                   ----------------
                                                                                                          8,572,090

Health Care (1.6%)
-------------------------------------------------------------------------------------------------------------------
            455,000 ALARIS Medical Systems, Inc. company guaranty 9 3/4s, 2006                              364,000
            170,000 Bio-Rad Labs Corp. 144A sr. sub. notes 11 5/8s, 2007                                    174,250
            640,000 Columbia/HCA Healthcare Corp. deb. 8.36s, 2024                                          577,600
            150,000 Columbia/HCA Healthcare Corp. med term notes notes
                    7.69s, 2025                                                                             122,250
            600,000 Columbia/HCA Healthcare Corp. med term notes 6.63s, 2045                                566,100
            270,000 Conmed Corp. company guaranty 9s, 2008                                                  245,700
            465,000 Dade International, Inc. sr. sub. notes Ser. B, 11 1/8s, 2006                           437,100
            410,000 Hudson Respiratory Care, Inc. sr. sub. notes 9 1/8s, 2008                               319,288
            210,000 Kinetic Concepts, Inc. company guaranty Ser. B, 9 5/8s, 2007                            152,250
            590,000 Lifepoint Hospital Holdings company guaranty Ser. B,
                    10 3/4s, 2009                                                                           607,700
            865,466 Magellan Health bank term loan FRN 8.63s, 2005                                          830,847
            380,000 Mediq, Inc. deb. stepped-coupon zero % (13s, 6/1/03), 2009 (STP)                         19,000
            440,000 Mediq, Inc. company guaranty 11s, 2008                                                   44,000
            370,000 Paracelsus Healthcare sr. sub. notes 10s, 2006 (In default) (NON)                       111,000
            150,000 Tenet Healthcare Corp. sr. notes 8 5/8s, 2003                                           146,625
            720,000 Tenet Healthcare Corp. sr. notes Ser. B, 8 1/8s, 2008                                   669,600
            150,000 Tenet Healthcare Corp. sr. notes 8s, 2005                                               143,250
            250,000 Tenet Healthcare Corp. sr. notes Ser. B, 7 5/8s, 2008                                   228,750
            770,000 Triad Hospitals Holdings company guaranty Ser. B, 11s, 2009                             796,950
                                                                                                   ----------------
                                                                                                          6,556,260

Homebuilding (0.5%)
-------------------------------------------------------------------------------------------------------------------
            700,000 D.R. Horton, Inc. company guaranty 8s, 2009                                             596,750
             70,000 Del Webb Corp. sr. sub. deb. 9 3/8s, 2009                                                55,563
            700,000 Lennar Corp. 144A sr. notes 9.95s, 2010                                                 666,750
            110,000 M.D.C. Holdings, Inc. sr. notes 8 3/8s, 2008                                             95,425
            350,000 Toll Corp. company guaranty 8 1/8s, 2009                                                308,000
            170,000 Webb Corp. sr. sub. deb. 10 1/4s, 2010                                                  141,100
                                                                                                   ----------------
                                                                                                          1,863,588

Household Furniture & Appliances (0.3%)
-------------------------------------------------------------------------------------------------------------------
            750,000 Albecca, Inc. company guaranty 10 3/4s, 2008                                            594,375
            650,000 Sealy Mattress Co. company guaranty stepped-coupon Ser. B,
                    zero % (10 7/8s, 12/15/02), 2007 (STP)                                                  458,250
            175,000 Sealy Mattress Co. sr. sub. notes Ser. B, 9 7/8s, 2007                                  170,625
                                                                                                   ----------------
                                                                                                          1,223,250

Lodging/Tourism (0.6%)
-------------------------------------------------------------------------------------------------------------------
            320,000 Epic Resorts LLC company guaranty Ser. B, 13s, 2005                                     208,000
          1,135,000 HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                              981,775
            670,000 ITT Corp. notes 6 3/4s, 2005                                                            595,704
            350,000 Prime Hospitality Corp. sub. notes 9 3/4s, 2007                                         333,375
            100,000 Starwood Hotels & Resorts notes 6 3/4s, 2003                                             92,895
                                                                                                   ----------------
                                                                                                          2,211,749

Manufacturing (1.0%)
-------------------------------------------------------------------------------------------------------------------
            565,000 Applied Power, Inc. sr. sub. notes 8 3/4s, 2009                                         581,950
            600,000 Axia, Inc. company guaranty 10 3/4s, 2008                                               456,000
            680,000 Blount, Inc. company guaranty 13s, 2009                                                 671,500
             99,749 Blount, Inc. bank term loan FRN 9.82s, 2006                                             100,123
            270,000 Burke Industries, Inc. company guaranty 10s, 2007                                       110,700
            295,000 Celestica International Ltd. 144A sr. sub. notes
                    10 1/2s, 2006 (Canada)                                                                  306,800
            305,000 Continental Global Group sr. notes Ser. B, 11s, 2007                                     88,450
            685,000 Flextronics International Ltd. sr. sub. notes Ser. B, 8 3/4s, 2007                      650,750
             95,000 HCC Industries, Inc. company guaranty 10 3/4s, 2007                                      52,250
            180,000 Jackson Products, Inc. company guaranty Ser. B, 9 1/2s, 2005                            162,000
            535,000 Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                  508,250
            220,000 Paragon Corp. Holdings, Inc. company guaranty Ser. B,
                    9 5/8s, 2008                                                                             77,000
            205,000 Roller Bearing Co. company guaranty Ser. B, 9 5/8s, 2007                                186,550
                                                                                                   ----------------
                                                                                                          3,952,323

Medical Services (--%)
-------------------------------------------------------------------------------------------------------------------
            490,000 Integrated Health Services, Inc. sr. sub. notes Ser. A,
                    9 1/2s, 2007 (In default) (NON)                                                           9,800
            250,000 Integrated Health Services, Inc. sr. sub. notes Ser. A,
                    9 1/4s, 2008 (In default) (NON)                                                           5,000
            210,000 Mariner Post-Acute Network, Inc. sr. sub. notes stepped-coupon
                    Ser. B, zero % (10 1/2s, 11/1/02), 2007 (In default) (STP) (NON)                          1,050
          1,000,000 Mariner Post-Acute Network, Inc. sr. sub. notes Ser. B,
                    9 1/2s, 2007 (In default) (NON)                                                           5,000
          1,080,000 Multicare Cos., Inc. sr. sub. notes 9s, 2007                                             54,000
            520,000 Sun Healthcare Group, Inc. sr. sub. notes Ser. B,
                    9 1/2s, 2007 (In default) (NON)                                                          10,400
            430,000 Sun Healthcare Group, Inc. 144A sr. sub. notes
                    9 3/8s, 2008 (In default) (NON)                                                           8,600
                                                                                                   ----------------
                                                                                                             93,850

Medical Technology (--%)
-------------------------------------------------------------------------------------------------------------------
            100,000 Hanger Orthopedic Group, Inc. sr. sub. notes 11 1/4s, 2009                               79,000

Metal Fabricators (0.1%)
-------------------------------------------------------------------------------------------------------------------
            300,000 Neenah Corp. company guaranty Ser. F, 11 1/8s, 2007                                     234,000

Metals (1.3%)
-------------------------------------------------------------------------------------------------------------------
            780,000 AK Steel Corp. company guaranty 7 7/8s, 2009                                            709,800
            280,000 Anker Coal Group, Inc. company guaranty Ser. B,
                    14 1/4s, 2007 (PIK)                                                                     126,000
            460,000 California Steel Industries sr. notes Ser. B, 8 1/2s, 2009                              434,700
            425,000 Kaiser Aluminum & Chemical Corp. sr. sub. notes 12 3/4s, 2003                           401,625
            880,000 LTV Corp. sr. notes 11 3/4s, 2009                                                       877,800
            835,000 National Steel Corp. 1st mtge. Ser. D, 9 7/8s, 2009                                     835,000
          1,000,000 Ucar Global bank term loan FRN 8.63s, 2008                                            1,000,000
            290,000 WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                             284,200
            380,000 Wheeling-Pittsburgh Steel Corp. sr. notes 9 1/4s, 2007                                  341,050
            270,000 WHX Corp. sr. notes 10 1/2s, 2005                                                       245,700
                                                                                                   ----------------
                                                                                                          5,255,875

Office Equipment & Supplies (--%)
-------------------------------------------------------------------------------------------------------------------
            461,000 U.S. Office Products Co. company guaranty 9 3/4s, 2008                                  115,250

Oil & Gas (1.0%)
-------------------------------------------------------------------------------------------------------------------
            700,000 Belco Oil & Gas Corp. company guaranty Ser. B, 10 1/2s, 2006                            714,000
             50,000 Benton Oil & Gas Co. sr. notes 9 3/8s, 2007                                              29,750
            230,000 Giant Industries Corp. company guaranty 9s, 2007                                        205,275
            120,000 Gulf Canada Resources Ltd. sr. sub. notes 9 5/8s, 2005 (Canada)                         121,800
            110,000 Gulf Canada Resources, Ltd. sr. sub. deb. 9 1/4s, 2004 (Canada)                         109,645
             10,000 Gulf Canada Resources, Ltd. sr. notes 8.35s, 2006 (Canada)                                9,725
            440,000 HS Resources, Inc. company guaranty 9 1/4s, 2006                                        426,800
            570,000 Ocean Energy, Inc. company guaranty Ser. B, 8 7/8s, 2007                                561,450
            570,000 Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                                545,775
            250,000 Pioneer Natural Resources Co. company guaranty 9 5/8s, 2010                             252,813
            250,000 RAM Energy, Inc. sr. notes 11 1/2s, 2008                                                125,625
            240,000 Seven Seas Petroleum sr. notes Ser. B, 12 1/2s, 2005                                     48,000
            215,000 Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                            212,850
            120,000 Stone Energy Corp. company guaranty 8 3/4s, 2007                                        111,900
            700,000 Vintage Petroleum sr. sub. notes 9 3/4s, 2009                                           707,000
                                                                                                   ----------------
                                                                                                          4,182,408

Paper & Forest Products (1.8%)
-------------------------------------------------------------------------------------------------------------------
            490,000 APP Finance II Mauritius Ltd. bonds stepped-coupon 12s,
                    (16s, 2/15/04), 2049 (Indonesia) (STP)                                                  273,175
            100,000 APP Global Finance III sec. notes 10.345s,
                    2002 (Cayman Islands)                                                                    78,800
            820,000 Doman Industries 144A sr. notes 8 3/4s, 2004 (Canada)                                   721,600
            240,000 Gaylord Container Corp. sr. sub. notes 9 7/8s, 2008                                     187,200
            325,000 Gaylord Container Corp. sr. notes Ser. B, 9 3/8s, 2007                                  290,875
            640,000 Indah Kiat Financial Mauritius Ltd. company guaranty 10s,
                    2007 (Indonesia)                                                                        417,600
            630,000 Pacifica Papers, Inc. sr. notes 10s, 2009 (Canada)                                      615,825
            640,000 Packaging Corp. company guaranty 9 5/8s, 2009                                           643,200
            348,182 Packaging Corp. bank term loan FRN 9.44s, 2008                                          328,659
          1,085,000 Pindo Deli Finance Mauritius Ltd. company guaranty
                    10 3/4s, 2007 (Indonesia)                                                               721,525
            770,000 PT Pabrik Kertas Tjiwi Kimia company guaranty
                    10s, 2004 (Indonesia)                                                                   515,900
          1,298,000 Repap New Brunswick sr. notes 10 5/8s, 2005 (Canada)                                  1,220,120
            910,000 Riverwood International Corp. company guaranty 10 7/8s, 2008                            864,500
            450,000 Riverwood International Corp. company guaranty 10 1/4s, 2006                            438,750
                                                                                                   ----------------
                                                                                                          7,317,729

Pharmaceuticals (0.3%)
-------------------------------------------------------------------------------------------------------------------
            430,000 ICN Pharmaceuticals, Inc. 144A sr. notes 9 1/4s, 2005                                   409,575
            520,000 ICN Pharmaceuticals, Inc. 144A sr. notes 8 3/4s, 2008                                   481,000
            280,000 MedPartners, Inc. sr. sub. notes 6 7/8s, 2000                                           274,400
                                                                                                   ----------------
                                                                                                          1,164,975

Power Producers (1.3%)
-------------------------------------------------------------------------------------------------------------------
            840,000 Calpine Corp. sr. notes 8 3/4s, 2007                                                    827,963
            350,000 Calpine Corp. sr. notes 7 7/8s, 2008                                                    330,750
            306,880 Midland Funding I Corp. deb. Ser. C-94, 10.33s, 2002                                    313,757
            750,000 Midland Funding II Corp. deb. Ser. B, 13 1/4s, 2006                                     875,295
          2,670,000 Midland Funding II Corp. deb. Ser. A, 11 3/4s, 2005                                   2,870,971
                                                                                                   ----------------
                                                                                                          5,218,736

Publishing (0.8%)
-------------------------------------------------------------------------------------------------------------------
          2,475,000 Affinity Group Holdings sr. notes 11s, 2007                                           2,079,000
            287,753 Big Flower Hldgs. bank term loan FRN 9.13s, 3/1/10                                      287,753
            500,000 Garden State Newspapers, Inc. sr. sub. notes Ser. B, 8 3/4s, 2009                       441,250
            490,000 Garden State Newspapers, Inc. sr. sub. notes 8 5/8s, 2011                               426,300
                                                                                                   ----------------
                                                                                                          3,234,303

Railroads (0.1%)
-------------------------------------------------------------------------------------------------------------------
            565,000 TFM S.A. de C.V. company guaranty stepped-coupon zero %
                    (11 3/4s, 6/15/02), 2009 (Mexico) (STP)                                                 372,900

Restaurants (0.9%)
-------------------------------------------------------------------------------------------------------------------
            300,000 FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                     163,500
          2,840,000 Host Marriott Travel Plaza sr. notes Ser. B, 9 1/2s, 2005                             2,804,500
            500,000 Sbarro, Inc. company guaranty 11s, 2009                                                 501,250
                                                                                                   ----------------
                                                                                                          3,469,250

Retail (0.7%)
-------------------------------------------------------------------------------------------------------------------
            560,000 Amazon.com, Inc. sr. disc. notes stepped-coupon zero %
                    (10s,05/01/03), 2008 (STP)                                                              333,200
            130,000 Iron Age Corp. company guaranty 9 7/8s, 2008                                             91,000
            400,000 K mart Corp. pass-thru certificates Ser. 95K4, 9.35s, 2020                              408,120
            900,000 K mart Corp. notes 8 3/8s, 2004                                                         861,066
            625,000 Mothers Work, Inc. sr. notes 12 5/8s, 2005                                              581,250
            220,000 Saks, Inc. company guaranty 8 1/4s, 2008                                                198,550
            375,000 Grupo Elektra 144A sr. notes 12s, 2008 (Mexico)                                         346,875
                                                                                                   ----------------
                                                                                                          2,820,061

Semiconductor (0.1%)
-------------------------------------------------------------------------------------------------------------------
             80,000 Amkor Technology, Inc. sr. notes 9 1/4s, 2006                                            78,400
            140,000 Chippic Intl. Ltd. 144A company guaranty 12 3/4s, 2009                                  147,700
                                                                                                   ----------------
                                                                                                            226,100

Shipping (0.2%)
-------------------------------------------------------------------------------------------------------------------
            100,000 International Shipholding Corp. sr. notes 9s, 2003                                       98,750
            140,000 International Shipholding Corp. sr. notes 7 3/4s, 2007                                  120,400
            230,000 Kitty Hawk, Inc. company guaranty 9.95s, 2004                                            59,800
            375,000 Transportacion Maritima Mexicana S.A. de C.V. notes
                    9 1/4s, 2003                                                                            322,500
                                                                                                   ----------------
                                                                                                            601,450

Software (--%)
-------------------------------------------------------------------------------------------------------------------
            480,000 Telehub Communications Corp. company guaranty
                    stepped-coupon zero % (13 7/8s, 7/31/02), 2005 (STP)                                     24,000

Specialty Printing (0.2%)
-------------------------------------------------------------------------------------------------------------------
            400,000 Perry-Judd company guaranty 10 5/8s, 2007                                               332,000
            122,719 Von Hoffman Press, Inc. 144A sr. sub. notes 13 1/2s, 2009                               110,447
            250,000 Von Hoffman Press, Inc. 144A sr. sub. notes 10 3/8s, 2007                               225,000
                                                                                                   ----------------
                                                                                                            667,447

Technology (0.8%)
-------------------------------------------------------------------------------------------------------------------
            720,000 Fairchild Semiconductor Corp. sr. sub. notes 10 1/8s, 2007                              714,600
          1,000,000 Micron Technology, Inc. notes 6 1/2s, 2005                                              820,000
            700,000 Telecommunications Techniques, Inc. company guaranty
                    9 3/4s, 2008                                                                            647,500
            210,000 Viasystems, Inc. sr. sub notes 9 3/4s, 2007                                             178,500
            690,000 Viasystems, Inc. sr. notes Ser. B, 9 3/4s, 2007                                         586,500
            350,000 Zilog, Inc. company guaranty Ser. B, 9 1/2s, 2005                                       313,250
                                                                                                   ----------------
                                                                                                          3,260,350

Technology Services (0.8%)
-------------------------------------------------------------------------------------------------------------------
            125,000 Concentric Network Corp. sr. notes 12 3/4s, 2007                                        134,063
            285,000 Covad Communications Group, Inc. sr. disc. notes
                    stepped-coupon Ser. B, zero % (13 1/2s, 03/15/03), 2008 (STP)                           175,275
            660,000 Covad Communications Group, Inc. sr. notes 12 1/2s, 2009                                627,000
            130,000 Covad Communications Group 144A sr. notes 12s, 2010                                     122,525
            280,000 Cybernet Internet Services Intl., Inc. 144A sr. notes 14s, 2009                         215,600
            280,000 DII Group, Inc. (The) sr. sub. notes 8 1/2s, 2007                                       282,800
            600,000 Exodus Communications, Inc. sr. notes 10 3/4s, 2009                                     595,500
            335,000 Globix Corp. 144A sr. notes 12 1/2s, 2010                                               298,150
            300,000 PSINet, Inc. sr. notes 11s, 2009                                                        264,000
            280,000 Rhythms Netconnections, Inc. 144A sr. notes 14s, 2010                                   246,400
            220,000 Verio, Inc. sr. notes 11 1/4s, 2008                                                     219,450
                                                                                                   ----------------
                                                                                                          3,180,763

Telecommunications (6.2%)
-------------------------------------------------------------------------------------------------------------------
            980,000 360Networks, Inc. 144A sr. notes 13s, 2008 (Canada)                                     962,850
            260,000 Alaska Communications Systems Corp. company guaranty
                    9 3/8s, 2009                                                                            237,900
            560,000 American Cellular bank term loan FRN 9.01s, 2008                                        558,600
            640,000 American Cellular 144A bank term loan FRN 9.26s, 2008                                   638,400
            230,000 Arch Communications Group sr. disc. notes stepped-coupon
                    zero % (10 7/8s, 3/15/01), 2008 (STP)                                                   138,000
            440,000 Barak I.T.C. sr. disc. notes stepped-coupon Ser. B, zero %
                    (12 1/2s, 11/15/02), 2007 (Israel) (STP)                                                246,400
            330,000 Bestel S.A. de C.V. sr. disc. notes stepped-coupon zero %
                    (12 3/4s, 5/15/03), 2005 (Mexico) (STP)                                                 244,200
            110,000 Call-Net Enterprises, Inc. sr. notes 9 3/8s, 2009                                        77,000
            970,000 Call-Net Enterprises, Inc. sr. disc. notes stepped-coupon zero %
                    (8.94s, 8/15/03), 2008 (Canada) (STP)                                                   446,200
            270,000 Call-Net Enterprises, Inc. sr. notes 8s, 2008 (Canada)                                  172,800
            500,000 Carrier1 Intl. S.A. sr. notes Ser. B, 13 1/4s, 2009 (Luxembourg)                        500,000
            960,000 Celcaribe S.A. sr. notes 13 1/2s, 2004 (Colombia)                                       782,400
            275,000 Cellco Finance Corp. NV sr. sub. notes 15s, 2005 (Netherlands)                          289,438
          1,658,000 CellNet Data Systems, Inc. sr. disc. notes stepped-coupon
                    zero % (14s, 10/1/02), 2007 (STP)                                                       132,640
            180,000 Clearnet Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (14 3/4s, 12/15/00), 2005 (STP)                                                  180,900
            900,000 Econophone, Inc. company guaranty 13 1/2s, 2007                                         900,000
            230,000 Esprit Teleom Group Plc sr. notes 11 1/2s,
                    2007 (United Kingdom)                                                                   212,750
            615,000 Flag Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda)                                         547,350
          1,060,000 Global Crossing Holdings Ltd. 144A sr. notes 9 1/2s, 2009                             1,033,500
            270,000 Global Crossing Holdings Ltd. 144A sr. notes 9 1/8s, 2006                               262,575
            530,000 Innova S De R.L. sr. notes 12 7/8s, 2007 (Mexico)                                       480,975
            450,000 Intra Corp. bonds 13s, 2010                                                             239,810
            670,000 IPC Information Systems, Inc. sr. disc. notes stepped-coupon
                    zero % (10 7/8s, 11/01/01), 2008 (STP)                                                  599,650
            270,000 Level 3 Communication, Inc. 144A sr. notes 11 1/4s, 2010                                257,175
            140,000 Level 3 Communication, Inc. 144A sr. notes 11s, 2008                                    134,400
            100,000 Loral Space & Communication, Ltd. sr. notes 9 1/2s, 2006                                 65,000
            745,000 McCaw International Ltd sr. disc. notes stepped-coupon
                    zero % (13s, 4/15/02), 2007 (STP)                                                       528,950
            230,000 Metromedia Fiber Network, Inc. sr. notes 10s, 2009                                      220,800
            760,000 Metromedia Fiber Network, Inc. sr. notes Ser. B, 10s, 2008                              727,700
          1,760,000 Millicom International Cellular S.A. sr. disc. notes stepped-coupon zero % (13 1/2s, 6/1/01),
                    2006 (Luxembourg) (STP)                                                               1,487,200
            320,000 Neuvo Grupo Iusacell S.A. 144A sr. notes 14 1/4s,
                    2006 (Mexico)                                                                           334,400
            790,000 Nextel Communications, Inc. sr. notes 12s, 2008                                         849,250
            730,000 Nextel Communications, Inc. sr. notes 9 3/8s, 2009                                      691,675
            400,000 Nextel Partners, Inc. 144A sr. notes 11s, 2010                                          389,000
            490,000 NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008                                   460,600
            970,000 NorthPoint Communications Group, Inc. 144A notes
                    12 7/8s, 2010                                                                           863,300
            390,000 Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005                                   175,500
            500,000 Pagemart Wireless, Inc. sr. disc. notes stepped-coupon zero %
                    (11 1/4s, 2/1/03), 2008 (STP)                                                           270,000
            125,000 Paging Network Do Brasil sr. notes 13 1/2s, 2005 (Brazil)                                16,250
            665,000 Pathnet, Inc. sr. notes 12 1/4s, 2008                                                   432,250
            420,000 Price Communications Wireless, Inc. 144A sr. notes 9 1/8s, 2006                         414,750
            530,000 Primus Telecommunications Group, Inc. sr. notes Ser. B,
                    9 7/8s, 2008                                                                            454,475
            300,000 RSL Communications, Ltd. 144A company guaranty
                    12 7/8s, 2010                                                                           278,250
            405,000 RSL Communications, Ltd. company guaranty 12 1/4s, 2006                                 401,963
            300,000 RSL Communications, Ltd. 144A company guaranty
                    10 1/2s, 2008                                                                           258,000
            430,000 RSL Communications, Ltd. company guaranty 9 1/8s, 2008                                  344,000
            270,000 Satelites Mexicanos S.A. de C.V. 144A sr. notes
                    10 1/8s, 2004 (Mexico)                                                                  202,500
            110,000 Spectrasite Holdings, Inc. 144A sr. disc. notes stepped-coupon
                    zero % (12 7/8s, 3/15/05), 2010 (STP)                                                    57,475
            140,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon zero %
                    (11 1/4s, 4/15/04), 2009 (STP)                                                           76,650
             50,000 Spectrasite Holdings, Inc. 144A sr. notes 10 3/4s, 2010                                  49,250
            650,000 Startec Global Communications Corp. sr. notes 12s, 2008                                 542,750
            580,000 Viatel, Inc. sr. disc. notes stepped-coupon zero %
                    (12 1/2s, 4/15/03), 2008 (STP)                                                          313,200
            397,000 Viatel, Inc. sr. notes 11 1/2s, 2009                                                    349,360
          1,040,000 Viatel, Inc. sr. notes 11 1/4s, 2008                                                    894,400
          1,500,000 Western Wireless bank term loan FRN 8.94s, 2008                                       1,500,000
            520,000 Williams Communications Group, Inc. sr. notes 10 7/8s, 2009                             523,900
            250,000 World Access, Inc. sr. notes Ser. B, 13 1/4s, 2008                                      223,750
                                                                                                   ----------------
                                                                                                         24,672,461

Telephone (3.2%)
-------------------------------------------------------------------------------------------------------------------
            240,000 Airgate PCS, Inc. sr. sub. notes stepped-coupon zero %
                    (13 1/2s, 10/1/04), 2009 (STP)                                                          140,400
          1,150,000 Alamosa PCS Holdings, Inc. company guaranty stepped-coupon
                    zero % (12 7/8s, 2/15/05), 2010 (STP)                                                   592,250
            310,000 Birch Telecommunications, Inc. sr. notes 14s, 2008                                      310,000
            760,000 BTI Telecom Corp. sr. notes 10 1/2s, 2007                                               598,500
          1,160,000 Firstworld Communication Corp. sr. disc. notes stepped-coupon
                    zero % (13, 4/15/03), 2008 (STP)                                                        533,600
          1,075,000 Focal Communications Corp. sr. disc. notes, stepped-coupon
                    Ser. B, zero % (12 1/8s, 02/15/03), 2008 (STP)                                          693,375
            230,000 Focal Communications Corp. 144A sr. notes 11 7/8s, 2010                                 232,300
            170,000 GST Equipment Funding sr. notes 13 1/4s, 2007                                            85,000
            215,000 Hyperion Telecommunications Corp., Inc. sr. notes Ser. B,
                    12 1/4s, 2004                                                                           224,138
            770,000 ICG Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (10s, 02/15/03), 2008 (STP)                                                      396,550
            575,000 ICG Holdings, Inc. sr. disc. notes stepped-coupon zero %
                    (13 1/2s, 9/15/00), 2005 (Canada) (STP)                                                 546,250
            380,000 ICG Services, Inc. sr. disc. notes stepped-coupon zero %
                    (9 7/8s, 5/1/03), 2008 (STP)                                                            191,900
            380,000 KMC Telecommunications, Inc. sr. notes 13 1/2s, 2009                                    349,600
          1,695,000 KMC Telecommunications, Inc. sr. disc. notes stepped-coupon
                    zero % (12 1/2s, 2/15/03), 2008 (STP)                                                   872,925
            820,000 Logix Communications Enterprises sr. notes 12 1/4s, 2008                                344,400
          1,130,000 McLeodUSA, Inc. sr. notes 9 1/2s, 2008                                                1,096,100
            240,000 MGC Communications, Inc. 144A sr. notes 13s, 2010                                       227,400
            850,000 Microcell Telecommunications sr. disc. notes stepped-coupon
                    Ser. B, zero % (14s, 12/1/01), 2006 (Canada) (STP)                                      765,000
            290,000 Netia Holdings B.V. 144A company guaranty stepped-coupon
                    zero % (11 1/4s, 11/1/01), 2007 (Poland) (STP)                                          204,450
            150,000 Netia Holdings B.V. 144A company guaranty
                    10 1/4s, 2007 (Poland)                                                                  126,375
            120,000 Nextlink Communications 144A sr. disc. notes stepped-coupon
                    zero % (12 1/8s, 12/1/04), 2009 (STP)                                                    66,000
            230,000 Nextlink Communications, Inc. 144A sr. notes 10 1/2s, 2009                              223,100
            620,000 Telecorp PCS, Inc. company guaranty stepped-coupon zero %
                    (11 5/8s, 4/15/04), 2009 (STP)                                                          406,100
            250,000 Time Warner Telecom, Inc. sr. notes 9 3/4s, 2008                                        246,875
            175,000 Transtel S.A. pass through certificates 12 1/2s, 2007                                   110,250
            250,000 US Xchange LLC sr. notes 15s, 2008                                                      162,500
            665,000 US Unwired, Inc. sr. disc. notes stepped-coupon zero %
                    (13 3/8s, 11/1/04), 2009 (STP)                                                          375,725
            120,000 Versatel Telecom B.V. sr. notes 13 1/4s, 2008 (Netherlands)                             121,800
            340,000 Versatel Telecom B.V. sr. notes 13 1/4s, 2008 (Netherlands)                             345,100
          1,120,000 Voicestream Wire Corp. 144A sr. notes 10 3/8s, 2009                                   1,142,400
            536,000 WinStar Communications, Inc. 144A sr. disc. notes
                    stepped-coupon zero % (14 3/4s, 4/15/05), 2010 (STP)                                    243,880
            991,000 WinStar Communications, Inc. 144A sr. notes 12 3/4s, 2010                               946,405
                                                                                                   ----------------
                                                                                                         12,920,648

Textiles (0.4%)
-------------------------------------------------------------------------------------------------------------------
            540,000 Galey & Lord, Inc. company guaranty 9 1/8s, 2008                                        232,200
            610,000 Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                           613,050
            460,000 Kasper A.S.L. Ltd. sr. notes 12 3/4s, 2004                                              230,000
            390,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2005                                          319,800
            250,000 William Carter Holdings Co. sr. sub. notes Ser. A, 12s, 2008                            225,000
                                                                                                   ----------------
                                                                                                          1,620,050

Tobacco (0.2%)
-------------------------------------------------------------------------------------------------------------------
            680,000 North Atlantic Trading Co. company guaranty Ser. B, 11s, 2004                           598,400

Transportation (0.2%)
-------------------------------------------------------------------------------------------------------------------
          1,000,000 Transportation Tech bank term loan FRN 9.74s, 2007                                      992,500

Trucks & Parts (0.1%)
-------------------------------------------------------------------------------------------------------------------
            260,000 Transportation Manufacturing Operations, Inc. company
                    guaranty 11 1/4s, 2009                                                                  248,300

Utilities (0.3%)
-------------------------------------------------------------------------------------------------------------------
            810,000 Cathay International Ltd. 144A sr. notes 13s, 2008 (China)                              364,500
            660,000 York Power Funding 144A notes 12s, 2007 (Cayman Islands)                                646,800
                                                                                                   ----------------
                                                                                                          1,011,300

Waste Management (0.6%)
-------------------------------------------------------------------------------------------------------------------
          1,680,000 Allied Waste Industries, Inc. company guaranty Ser. B, 10s, 2009                      1,155,000
            710,000 Browning-Ferris Industries, Inc. deb. 7.4s, 2035                                        440,200
            170,000 Waste Management, Inc. company guaranty 6 1/2s, 2004                                    149,515
            710,000 WMX Technologies, Inc. notes 7.7s, 2002                                                 673,208
                                                                                                   ----------------
                                                                                                          2,417,923

Water Utilities (0.1%)
-------------------------------------------------------------------------------------------------------------------
            330,000 Azurix Corp. 144A notes 10 3/8s, 2007                                                   331,650
                                                                                                   ----------------
                    Total Corporate Bonds and Notes
                    (cost $209,473,793)                                                            $    183,444,131

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (16.7%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE

U.S. Government Agency Mortgage Obligations (5.1%)
-------------------------------------------------------------------------------------------------------------------
     $    1,769,163 Federal Home Loan Mortgage Association 7 1/2s, May 1, 2027                     $      1,732,665
                    Federal National Mortgage Association
                    Pass-Through Certificates
            869,515 8s, with due dates from July 1, 2024 to May 1, 2029                                     868,149
            834,945 7 1/2s, with due dates from December 1, 2029
                    to May 1, 2030                                                                          816,980
          1,327,291 7s, with due dates from May 1, 2011 to February 1, 2030                               1,286,996
            574,000 6 5/8s, September 15, 2009                                                              547,544
          2,717,527 6s, with due dates from May 15, 2008 to May 25, 2029                                  2,463,968
                    Government National Mortgage Association
                    Pass-Through Certificates
          5,748,589 8s, with due dates from March 15, 2017 to
                    December 15, 2027                                                                     5,760,598
          6,385,475 7s, with due dates from May 15, 2023 to
                    December 15, 2028                                                                     6,153,635
            694,321 6 1/2s, December 15, 2027                                                               650,273
                                                                                                   ----------------
                                                                                                         20,280,808

U.S. Treasury Obligations (11.6%)
-------------------------------------------------------------------------------------------------------------------
                    U.S. Treasury Bonds
          4,115,000 6 1/2s, November 15, 2026 (SEG)                                                       4,264,827
         16,010,000 6 1/8s, August 15, 2029                                                              16,047,463
          3,970,000 6 1/8s, November 15, 2027 (SEG)                                                       3,927,799
                    U.S. Treasury Notes
            390,000 6 1/2s, February 15, 2010                                                               397,738
          1,840,000 6 3/8s, January 31, 2002                                                              1,829,365
          1,300,000 6 1/8s, December 31, 2001                                                             1,288,014
         16,629,000 6s, August 15, 2009                                                                  16,244,371
          2,059,000 5 7/8s, November 15, 2004                                                             2,004,622
          1,485,000 U.S. Treasury Strip zero %, February 15, 2019                                           467,597
                                                                                                   ----------------
                                                                                                         46,471,796
                                                                                                   ----------------
                    Total U.S. Government and Agency Obligations
                    (cost $66,264,531)                                                             $     66,752,604

FOREIGN GOVERNMENT BONDS AND NOTES (15.9%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
USD       2,581,000 Argentina (Republic of) unsub. 11 3/4s, 2009                                   $      2,535,833
USD       2,653,000 Brazil (Federal Republic of) notes 14 1/2s, 2009                                      2,795,731
USD         990,000 Brazil (Federal Republic of) bonds 12 3/4s, 2020                                        949,212
CAD       4,495,000 Canada (Government of) bonds 5 1/2s, 2009                                             2,893,958
CAD         530,000 Canada (Government of) bonds Ser. WB60,
                    7 1/4s, 2007                                                                            377,876
CAD       7,990,000 Canada (Government of) bonds Ser. WL43,
                    5 3/4s, 2029                                                                          5,359,943
USD         800,000 Colombia (Republic of) bonds 11 3/4s, 2020                                              679,040
DKK      11,970,000 Denmark (Kingdom of) bonds 7s, 2024                                                   1,678,082
DKK      45,900,000 Denmark (Kingdom of) bonds 6s, 2009                                                   5,729,305
EUR      15,250,000 Germany (Federal Republic of) bonds Ser. 132,
                    4 1/8s, 2004                                                                         13,424,584
USD         480,000 Korea (Republic of) unsub. 8 7/8s, 2008                                                 494,976
USD         565,000 Morocco (Government of) bonds Ser. A, 6.844s, 2009                                      504,263
NZD       5,985,000 New Zealand (Government of) bonds Ser. 709,
                    7s, 2009                                                                              2,892,902
USD         655,000 Philippines (Republic of) notes 10 5/8s, 2025                                           606,727
USD         645,000 Philippines (Republic of) bonds 9 7/8s, 2019                                            570,051
USD       2,255,000 Russia (Federation of) unsub. 10s, 2007                                               1,606,688
USD       1,410,000 Russia (Federation of) 144A bonds 12 3/4s, 2028                                       1,142,100
USD      10,575,000 Russia (Government of) deb. FRB 6.906s,
                    2020 (In default) (NON)                                                               2,894,906
USD         565,000 Turkey (Republic of) sr. unsub. 12 3/8s, 2009                                           608,788
GBP       2,555,000 United Kingdom Treasury bonds 8s, 2000                                                4,006,996
GBP       2,460,000 United Kingdom Treasury bonds Ser. 85, 9 3/4s, 2002                                   4,108,082
GBP         820,000 United Kingdom Treasury bonds 10s, 2003                                               1,421,539
USD       1,310,000 United Mexican States bonds 11 3/8s, 2016                                             1,480,300
USD       4,300,000 United Mexican States bonds Ser. XW, IO,
                    10 3/8s, 2009                                                                         4,530,050
USD         740,000 Venezuela (Republic of) bonds 9 1/4s, 2027                                              472,712
                                                                                                   ----------------
                    Total Foreign Government Bonds and Notes
                    (cost $65,146,765)                                                             $     63,764,644

COLLATERALIZED MORTGAGE OBLIGATIONS (8.9%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                    Commercial Mortgage Acceptance Corp.
     $      905,000 Ser. 97-ML1, Class D, 6.977s, 2030                                             $        821,712
         16,114,658 Ser. 97-ML1, Interest Only (IO), 0.897s, 2017                                           725,160
         28,822,925 Commercial Mortgage Asset Trust Ser. 99-C1, Class X, IO,
                    1.16s, 2020                                                                           1,793,552
          1,060,000 Countrywide Home Loan Ser. 98-3, Class A5, 6 3/4s, 2028                                 964,269
          1,625,000 Countrywide Mortgage Backed Securities, Inc. Ser. 93-C,
                    Class A8, 6 1/2s, 2024                                                                1,474,103
                    Criimi Mae Commercial Mortgage Trust
          5,222,000 Ser. 98-C1, Class A2, 7s, 2011                                                        4,459,914
          1,398,000 Ser. 98-C1, Class B, 7s, 2011                                                         1,077,552
         27,980,654 Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
                    Class X, IO, 1.11s, 2031                                                              1,438,381
                    Federal National Mortgage Association
            659,000 Ser. 92-207, Class S, IO, 9.03s, 2022                                                   130,153
          2,273,482 Ser. 281, Class 2, IO, 9s, 2026                                                         635,509
            532,997 Ser. 251, Class 2, IO, 8s, 2023                                                         161,647
            994,060 Ser. 217, Class 2, IO, 8s, 2023                                                         294,490
            471,400 Ser. 203, Class 2, IO, 8s, 2023                                                         142,966
            355,883 Ser. 176, Class 2, IO, 8s, 2022                                                         105,430
          2,222,329 Ser. 266, Class 2, IO, 7 1/2s, 2024                                                     671,560
          2,112,882 Ser. 252, Class 2, IO, 7 1/2s, 2023                                                     654,993
          2,772,784 Ser. 221, Class 2, 7 1/2s, 2023                                                         843,966
          5,328,298 Ser. 218, Class 2, IO, 7 1/2s, 2023                                                   1,618,470
          1,157,911 Ser. 250, Class 2, IO, 7s, 2023                                                         356,781
          2,482,145 Ser. 93-251, Class Z, 6 1/2s, 2023                                                    2,155,588
             84,396 Ser. 302, Class 2, IO, 6s, 2029                                                          27,191
          2,027,223 Ser. 304, Class 2, IO, 6s, 2028                                                         586,628
          1,957,736 Ser. 97-91, Class SL, IO, 3.61s, 2023                                                   157,231
          1,025,392 Ser. 97-92, Class SM,IO, 2.94s, 2022                                                     81,070
          2,699,710 Ser. 98-66, Class SB, IO, 2.01s, 2028                                                   111,785
            610,284 Freddie Mac Ser. 1717, Class L, 6 1/2s, 2024                                            584,967
                    Freddie Mac Strip
            408,353 Ser. 147, IO, 8s, 2023                                                                  123,527
            675,025 Ser. 180, Principal Only (PO), zero %, 2026                                             454,903
          1,366,061 Ser. 202, Class PO, zero %, 2029                                                        824,119
            620,000 GE Capital Mortgage Services, Inc. Ser. 98-11, Class 2A4,
                    6 3/4s, 2028                                                                            569,110
          1,085,000 GGP ALA MOANA Ser. 99-C1, Class E, 7.65s, 2009                                        1,087,713
                    GGP-Homart
            220,000 Ser. 99-C1, Class G, 8.089s, 2003                                                       220,550
            255,000 Ser. 99-C1, Class F, 7.839s, 2003                                                       255,638
                    GGP-Ivanhoe
            471,000 Ser. 99-C1, Class F, 7.88s, 2004                                                        472,178
            280,000 Ser. 99-C1, Class G, 7.88s, 2004                                                        280,700
                    Government National Mortgage Association
            590,757 Ser. 99-30, Class SG, 15.39s, 2025                                                      525,497
            871,374 Ser. 99-38, Class SL, 14.78s, 2026                                                      765,720
          1,606,981 Ser. 00-17, Class SB, 13.2s, 2026                                                     1,512,972
            124,506 Ser. 99-34, Class S, 8.112s, 2025                                                        97,426
            573,836 Ser. 99-40, Class US, 6s, 2027                                                          411,010
          4,047,439 Ser. 98-2, Class SA, IO, 2.37s, 2028                                                    230,198
                    Merrill Lynch Mortgage Investors, Inc.
            640,000 Ser. 95-C3, Class D, 7.782s, 2025                                                       618,000
            585,000 Ser. 96-C2, Class E, 6.96s, 2028                                                        495,879
          9,484,692 Ser. 96-C2, Class IO, 1.61s, 2028                                                       619,469
            970,671 Ser. 98-C2, Class IO, 1.57s, 2030                                                        66,885
          8,459,374 Morgan Stanley Capital I Ser. 98-HF1, Class X, IO, 1.02s, 2018                          436,186
                    Mortgage Capital Funding, Inc.
          4,053,641 Ser. 97-MC2, Class X, IO, 1.58s, 2012                                                   266,020
         16,709,968 Ser. 98-MC1, Class X, IO, 0.86s, 2009                                                   609,000
            754,756 PNC Mortgage Securities Corp. Ser. 97-6, Class A2, 6.6s, 2027                           744,024
            183,095 Prudential Home Mortgage Securities Ser. 93-57, Class A4,
                    5.9s, 2023                                                                              179,277
            700,000 Residential Mortgage Securities Ser. 8, Class M, 7.202s, 2038                         1,069,018
            628,131 Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026                                     603,357
                                                                                                   ----------------
                    Total Collateralized Mortgage Obligations
                    (cost $37,512,736)                                                             $     35,613,444

PREFERRED STOCKS (3.2%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                  4 Adelphia Business Solutions, Inc. Ser. B, $12.875 pfd.                         $          3,800
             12,100 AmeriKing, Inc. $3.25 pfd. (PIK)                                                        133,100
                207 Benedek Communications $11.50 pfd. (PIK)                                                162,495
             29,000 California Federal Bancorp, Inc. Ser. A, $2.281 pfd.                                    674,250
             11,925 Chevy Chase Capital Corp. Ser. A, $5.188 pfd. (PIK)                                     632,025
              2,100 Chevy Chase Savings Bank $3.25 pfd.                                                      53,025
              3,709 Citadel Broadcasting, Inc. 144A $13.25 cum. pfd. (PIK)                                  395,009
                300 Concentric Network Corp. Ser. B, $13.50 pfd. (PIK)                                      305,437
              9,375 CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                    1,005,469
             27,930 Diva Systems Corp. Ser. C, $6.00 pfd.                                                   139,650
              1,022 Dobson Communications $13.00 pfd.                                                     1,062,880
                  4 E. Spire Communications, Inc. $12.75 pfd. (PIK)                                           1,200
                210 First Republic 144A 10.50% pfd.                                                         197,400
                850 Fresenius Medical Capital Trust I company guaranty Ser. D,
                    9.00%, pfd. (Germany)                                                                   816,000
              3,330 Global Crossing Holdings 144A $10.50 pfd.                                               328,005
                991 Granite Broadcasting 144A $12.75 pfd. (PIK)                                             842,350
                650 ICG Holdings, Inc. $14.25 pfd. (Canada)                                                 559,000
                657 ICG Holdings, Inc., 144A $14.00 pfd. (Canada) (PIK)                                     551,880
                884 Intermedia Communication Ser. B, $13.50 pfd. (PIK)                                      844,220
                481 Nextel Communications, Inc. Ser. D, $13.00 cum. pfd. (PIK)                              505,050
                178 Nextel Communications, Inc. Ser. E, $11.125 pfd. (PIK)                                  170,880
             13,868 Nextlink Communications, Inc. 144A $7.00 cum. pfd. (PIK)                                693,400
                 86 Paxson Communications Corp. $13.25 cum. pfd. (PIK)                                      877,200
                421 R&B Falcon Corp. 13.875% pfd.                                                           450,470
                480 Rural Cellular Corp. $12.25 pfd. (PIK)                                                  477,600
                580 WinStar Communications, Inc. 144A $14.25 cum. pfd. (PIK)                                783,000
                                                                                                   ----------------
                    Total Preferred Stocks (cost $12,763,869)                                      $     12,664,795

BRADY BONDS (2.0%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $    1,340,000 Argentina (Republic of) govt. guaranty 6s, 2023                                $        936,392
          5,116,509 Brazil (Republic of) bonds 8s, 2014                                                   3,664,955
            190,000 Bulgaria (Government of) deb. Ser. PDI, FRB 7.063s, 2011                                143,450
            645,000 Bulgaria (Government of) Ser. A, FRB 7.063s, 2024                                       493,425
          1,555,000 Bulgaria (Government of) Ser. A, FLIRB 2 1/4s, 2012                                   1,080,725
            952,375 Venezuela (Republic of) deb. Ser. DL, FRB, 7s, 2007                                     745,233
          1,055,000 Venezuela (Republic of) Ser. W-A, 6 3/4s, 2020                                          734,597
                                                                                                   ----------------
                    Total Brady Bonds (cost $7,635,927)                                            $      7,798,777

UNITS (0.7%) (a)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
                635 APP China Group 144A units 14s, 2010                                           $        504,825
                200 Colo.com 144A units 13 7/8s, 2010                                                       204,000
                360 Equinix, Inc. 144A units 13s, 2007                                                      374,400
                430 Leap Wireless 144A units 12 1/2s, 2010                                                  414,950
                465 Maxcom Telecom 144A units 13 3/4s, 2007 (Mexico)                                        455,700
                560 Pegasus Shipping 144A units company guaranty
                    stepped-coupon zero % (14 1/2s, 6/20/03),
                    2008 (Bermuda) (STP)                                                                     28,000
                790 Ubiquitel 144A units stepped-coupon zero %
                    (14s, 4/1/05) 2010 (STP)                                                                466,100
                380 XCL Ltd. units sr. sec. notes 13 1/2s, 2004 (In default) (NON)                           38,000
              4,732 XCL Ltd. 144A units cum. pfd. zero % (PIK)                                                2,366
                320 XM Satellite Radio, Inc. 144A units 14s, 2010                                           284,800
                                                                                                   ----------------
                    Total Units (cost $3,880,767)                                                  $      2,773,141

ASSET-BACKED SECURITIES (0.7%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $      376,588 Contimortgage Home Equity Loan Trust Ser. 97-1, Class M2,
                    7.67s, 2028                                                                    $        184,410
          1,337,518 First Plus Ser. 98-A, Class A, 8 1/2s, 2023                                             989,346
          1,477,035 Provident Bank Home Equity Loan Trust 6.029s, 2029                                    1,476,112
                                                                                                   ----------------
                    Total Asset-Backed Securities (cost $3,185,326)                                $      2,649,868

CONVERTIBLE BONDS AND NOTES (0.3%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $    1,210,000 Cybernet Internet Service 144A cv. sr. disc. notes
                    stepped-coupon zero % (13s, 8/15/04), 2009 (STP)                               $        592,900
            740,000 Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                          425,500
            320,000 HEALTHSOUTH Corp. cv. sub. deb. 3 1/4s, 2003                                            251,200
             90,000 Parker Drilling Co. cv. sub. notes 5 1/2s, 2004                                          65,363
                                                                                                   ----------------
                    Total Convertible Bonds and Notes (cost $1,433,840)                            $      1,334,963

COMMON STOCKS (0.5%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                200 AmeriKing, Inc. (NON)                                                          $          2,000
              5,200 AMFM, Inc. (NON)                                                                        345,150
              2,625 Axia Holding, Inc. 144A (PIK)                                                            34,125
            111,114 Celcaribe S.A. (Colombia) (NON)                                                          13,893
             28,056 GST Telecommunications, Inc. (Canada)                                                    94,689
              4,148 IFINT Diversified Holdings 144A                                                           8,296
                755 MGC Communications, Inc. (NON)                                                           36,995
                182 Mothers Work, Inc.                                                                        2,184
                125 Paging Do Brazil Holdings Co., LLC 144A Class B, (Brazil)                                     1
                480 Premium Holdings (L.P.) 144A (NON)                                                        4,798
            100,418 PSF Holdings LLC Class A                                                              1,003,901
              8,300 Spanish Broadcasting Systems (NON)                                                      125,330
             15,000 Specialty Foods Acquisition Corp. (NON)                                                     150
              2,005 Viatel, Inc. (NON)                                                                       76,691
                700 VoiceStream Wireless Corp. (NON)                                                         69,300
                                                                                                   ----------------
                    Total Common Stocks (cost $4,334,141)                                          $      1,817,503

CONVERTIBLE PREFERRED STOCKS (0.4%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
              2,290 Chesapeake Energy Corp. $3.50 cum. cv. pfd.                                    $        113,928
              1,200 Global Crossing Ltd. $3.375 cv. pfd.                                                    301,650
                900 Global Crossing Ltd. $3.50 cv. pfd.                                                     181,350
             16,450 Global Telesystems, Inc. 144A $3.625 cv. pfd.                                           479,106
                760 Interact Electronic $7.00 cv. pfd.                                                          760
              2,600 LTV Corp. (The) 144A $4.13 cv. pfd.                                                     139,100
                 20 Paxson Communications Corp. 144A $9.75 cv. pfd. (PIK)                                   180,000
              2,990 RSL Communications Ltd. 144A $3.75 cv. pfd. (Bermuda)                                   117,358
              1,300 Verio, Inc. 144A $3.375 cv. pfd.                                                         60,775
                 67 World Access, Inc. zero % cv. pfd.                                                       68,005
                932 XCL Ltd. 144A Ser. A, $9.50 cv. cum. pfd.                                                   466
                                                                                                   ----------------
                    Total Convertible Preferred Stocks (cost $2,136,357)                           $      1,642,498

WARRANTS (0.4%) (a) (NON)                                                                 EXPIRATION
NUMBER OF WARRANTS                                                                        DATE                VALUE
-------------------------------------------------------------------------------------------------------------------
                  7 Anker Coal Group, Inc. 144A                                           10/28/09 $              1
                330 Bestel S.A. (Mexico)                                                  5/15/05            36,300
                310 Birch Telecommunications, Inc. 144A (PIK)                             6/15/08            17,050
              2,498 Cellnet Data Systems, Inc.                                            10/1/07                 1
                325 Club Regina, Inc. 144A                                                12/1/04                 3
                280 Cybernet Internet 144A                                                7/1/09             28,000
              1,050 Destia Communications 144A                                            7/15/07           110,250
                690 Diva Systems Corp.                                                    5/15/06           276,000
              2,086 Diva Systems Corp.                                                    3/1/08             29,199
                 10 E. Spire Communications, Inc.                                         11/1/05               230
                430 Epic Resorts                                                          6/15/05                 4
                450 Firstworld Communication                                              4/15/08            60,750
                380 Globalstar Telecommunications                                         2/15/04             1,900
              8,514 ICG Communications                                                    10/15/05          206,465
                760 Interact Systems, Inc.                                                8/1/03                  8
                760 Interact Systems, Inc. 144A                                           12/15/09                8
                450 International Wireless
                    Communications Holdings 144A                                          8/15/01                 1
              7,412 Intra Corp. Class A                                                   2/1/10                  1
              2,547 Intra Corp. Class B                                                   2/1/10                  1
                875 KMC Telecom Holdings, Inc.                                            4/15/08             2,625
                875 Knology Holdings                                                      10/22/07            6,563
              1,530 McCaw International Ltd.                                              4/15/07             6,120
                380 Mediq, Inc. 144A                                                      6/1/09                  4
                409 Network Plus Corp.                                                    2/19/09           204,500
                185 Onepoint Communications, Inc.                                         6/1/08              3,700
                390 Orbital Imaging Corp. 144A                                            3/1/05              7,800
                525 Orion Network Systems                                                 1/15/07             6,300
              5,290 Pagemart, Inc. 144A                                                   12/31/03           63,480
                620 Pathnet, Inc. 144A                                                    4/15/08             6,200
                640 Paxson Communications Corp. 144A                                      6/30/03             1,920
                380 R&B Falcon Corp. 144A                                                 5/1/09            133,000
                650 Startec Global Communications Corp.                                   5/15/08            11,700
                275 Sterling Chemicals Holdings                                           8/15/08             4,950
                480 Telehub Communications Corp.                                          7/31/05               240
              2,285 UIH Australia/Pacific, Inc. 144A                                      5/15/06            68,550
                410 Versatel Telecom                                                      5/15/08           200,900
                 36 Wright Medical Technology, Inc. 144A                                  6/30/03                 1
                                                                                                   ----------------
                    Total Warrants (cost $711,681)                                                 $      1,494,725

PURCHASED OPTIONS OUTSTANDING (--%) (a) (cost $12,050)
                                                                                      EXPIRATION
                                                                                     DATE/STRIKE
PRINCIPAL AMOUNT                                                                        PRICE                 VALUE
-------------------------------------------------------------------------------------------------------------------
     $    4,287,000 90 Day Euro Bond Future Contracts (Call)                           May 2000/
                                                                                       94 USD      $          2,338

SHORT-TERM INVESTMENTS (5.1%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
        $10,280,000 Interest in $434,310,000 joint repurchase agreement dated
                      April 28, 2000 with Salomon, Smith Barney, Inc. due
                      May 1, 2000 with respect to various U.S. Treasury
                      obligations -- maturity value of $10,284,892 for an
                      effective yield of 5.71%                                                     $     10,280,000
         10,000,000 Interest in $662,705,000 joint repurchase agreement dated
                      April 28, 2000 with S.B.C. Warburg, Inc. due May 1, 2000
                      with respect to various U.S. Treasury obligations -- maturity
                      value of $10,004,758 for an effective yield of 5.71%                               10,000,000
                                                                                                   ----------------
                    Total Short-Term Investments (cost $20,280,000)                                $     20,280,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $434,771,783) (b)                                      $    402,033,431
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $399,798,319.

  (b) The aggregate identified cost on a tax basis is $435,592,684, resulting in gross unrealized appreciation and depreciation of $12,931,389 and $46,490,642, respectively, or net unrealized depreciation of $33,559,253.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin receiving interest or dividend income at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at April
      30, 2000.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate
      Notes (FRN) are the current interest rates shown at April 30, 2000, which are subject to change based on the terms of the security.

-----------------------------------------------------------------------------
Forward Currency Contracts to Buy at April 30, 2000 (Unaudited)
(aggregate face value $61,276,152)
                                      Aggregate Face  Delivery    Unrealized
                      Market Value        Value         Date     Depreciation
-----------------------------------------------------------------------------
Australian Dollars     $15,748,121    $16,536,105     6/21/00     $  (787,984)
Euro Dollars            19,037,294     21,092,045     6/21/00      (2,054,751)
Japanese Yen            20,908,622     21,660,087     6/21/00        (751,465)
Swedish Krona              952,029        974,350     6/21/00         (22,321)
Swiss Franc                936,843      1,013,565     6/21/00         (76,722)
-----------------------------------------------------------------------------
                                                                  $(3,693,243)
-----------------------------------------------------------------------------
Forward Currency Contracts to Sell at April 30, 2000 (Unaudited)
(aggregate face value $49,628,805)
                            Market    Aggregate Face  Delivery    Unrealized
                             Value        Value         Date     Appreciation
-----------------------------------------------------------------------------
British Pounds         $10,574,022     $11,005,288    6/21/00      $  431,266
Canadian Dollars         3,751,548       3,765,849    6/21/00          14,301
Danish Krone             7,151,831       7,597,854    6/21/00         446,023
Euro Dollars             3,690,740       4,092,443    6/21/00         401,703
Japanese Yen            19,345,164      20,096,715    6/21/00         751,551
New Zealand Dollar       2,981,715       3,070,656    6/21/00          88,941
-----------------------------------------------------------------------------
                                                                   $2,133,785
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
Futures Contracts Outstanding at April 30, 2000 (Unaudited)
                                                                  Unrealized
                                    Aggregate Face   Expiration   Appreciation/
                       Total Value       Value         Date     (Depreciation)
-----------------------------------------------------------------------------
Euro Bund (Short)      $12,794,692    $12,576,366      Jun-00       $(218,326)
Euro Dollar (Short)      3,241,350      3,250,286      Sep-01           8,936
Euro Dollar (Long)       3,251,325      3,262,252      Sep-00         (10,927)
Gilt (Short)             1,411,699      1,387,387      Jun-00         (24,312)
Us Treasury Note
10yr (Long)             15,221,641     14,995,773      Jun-00         225,868
Us Treasury Note
5yr (Short)             23,809,062     24,023,202      Jun-00         214,140
Us Treasury Bond
(Long)                   7,725,000      7,449,721      Jun-00         275,279
-----------------------------------------------------------------------------
                                                                    $ 470,658
-----------------------------------------------------------------------------
TBA Sale Commitments at April 30, 2000
(Proceeds receivable $442,989)
                                       Principal    Settlement         Market
                                        Amount         Date            Value
-----------------------------------------------------------------------------
FNMA, 7s, May 2030                     $459,205       5/15/00        $439,331
-----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
April 30, 2000 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $434,771,783) (Note 1)                                        $402,033,431
-------------------------------------------------------------------------------------------
Cash                                                                                957,150
-------------------------------------------------------------------------------------------
Foreign currency (cost $422,953)                                                    411,515
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                         8,055,394
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                9,733
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                    5,938,288
-------------------------------------------------------------------------------------------
Receivable for variation margin                                                      11,831
-------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                    2,133,785
-------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                    543,228
-------------------------------------------------------------------------------------------
Total assets                                                                    420,094,355

Liabilities
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                             2,920,091
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 11,254,577
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                        771,023
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                           89,143
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        17,851
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                            537
-------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                       3,693,243
-------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                     1,055,977
-------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $442,989)                      439,331
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               54,263
-------------------------------------------------------------------------------------------
Total liabilities                                                                20,296,036
-------------------------------------------------------------------------------------------
Net assets                                                                     $399,798,319

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                $475,111,545
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                        (3,851,716)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions (Note 1)                                          (37,506,001)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                    (33,955,509)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                     $399,798,319

Computation of net asset value
-------------------------------------------------------------------------------------------
Net asset value per share ($399,798,319 divided by 53,095,749 shares)                 $7.53
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





STATEMENT OF OPERATIONS
Six months ended April 30, 2000 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Interest income                                                                 $18,348,347
-------------------------------------------------------------------------------------------
Dividends                                                                           796,611
-------------------------------------------------------------------------------------------
Total investment income                                                          19,144,958

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  1,537,455
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      268,037
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                     8,379
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      3,173
-------------------------------------------------------------------------------------------
Reports to shareholders                                                              24,460
-------------------------------------------------------------------------------------------
Auditing                                                                             15,869
-------------------------------------------------------------------------------------------
Legal                                                                                10,923
-------------------------------------------------------------------------------------------
Postage                                                                               9,745
-------------------------------------------------------------------------------------------
Exchange listing fees                                                                56,478
-------------------------------------------------------------------------------------------
Other                                                                                 7,158
-------------------------------------------------------------------------------------------
Total expenses                                                                    1,941,677
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                          (28,951)
-------------------------------------------------------------------------------------------
Net expenses                                                                      1,912,726
-------------------------------------------------------------------------------------------
Net investment income                                                            17,232,232
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                 (7,526,219)
-------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                     (96,905)
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                      (1,632,259)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the period                                             (1,611,587)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures contracts
and TBA sale commitments during the period                                        1,260,474
-------------------------------------------------------------------------------------------
Net loss on investments                                                          (9,606,496)
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                          $   7,625,736
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                         April 30       October 31
                                                                            2000*             1999
--------------------------------------------------------------------------------------------------
Decrease in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                                $ 17,232,232     $ 34,234,373
--------------------------------------------------------------------------------------------------
Net realized loss on investments and
foreign currency transactions                                          (9,255,383)     (24,745,739)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                             (351,113)        (698,996)
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                    7,625,736        8,789,638
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
  From net investment income                                          (17,839,475)     (34,234,373)
--------------------------------------------------------------------------------------------------
  In excess of net investment income                                           --         (355,987)
--------------------------------------------------------------------------------------------------
  Return of capital                                                            --       (3,159,376)
--------------------------------------------------------------------------------------------------
Total decrease in net assets                                          (10,213,739)     (28,960,098)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                   410,012,058      438,972,156
--------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income of $3,851,716 and
$3,244,473, respectively)                                            $399,798,319     $410,012,058
--------------------------------------------------------------------------------------------------

Number of fund shares
--------------------------------------------------------------------------------------------------
Shares outstanding at beginning and end of period                      53,095,749       53,095,749
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

-------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            April 30
operating performance               (Unaudited)                       Year ended October 31
-------------------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $7.72        $8.27        $9.26        $9.33        $9.04        $8.63
-------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------
Net investment income                    .33          .64          .71          .66          .68          .68
-------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.18)        (.48)        (.96)         .13          .30          .42
-------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .15          .16         (.25)         .79          .98         1.10
-------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------
From net
investment income                       (.34)        (.64)        (.65)        (.52)        (.69)        (.64)
-------------------------------------------------------------------------------------------------------------
In excess of net
investment income                         --         (.01)          --           --           --           --
-------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --           --         (.17)          --           --
-------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                       --           --           --         (.16)          --           --
-------------------------------------------------------------------------------------------------------------
Return of capital                         --         (.06)        (.09)        (.01)          --         (.05)
-------------------------------------------------------------------------------------------------------------
Total distributions                     (.34)        (.71)        (.74)        (.86)        (.69)        (.69)
-------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $7.53        $7.72        $8.27        $9.26        $9.33        $9.04
-------------------------------------------------------------------------------------------------------------
Market value,
end of period                         $6.125       $6.625       $8.125       $8.500       $8.375       $8.125
-------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------
Total return at
market value (%)(a)                    (2.50)*     (10.50)        4.15        11.34        12.08        14.16
-------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $399,798     $410,012     $438,972     $491,652     $495,724     $481,914
-------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .47*         .94         1.00          .96          .95         1.02
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               4.20*        7.93         7.81         7.18         7.43         7.98
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)            83.72*      124.21       202.83       246.84       280.38       290.44
-------------------------------------------------------------------------------------------------------------

    * Not annualized

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) Includes amounts paid through expense offset arrangements. (Note 2)



NOTES TO FINANCIAL STATEMENTS
April 30, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam Master Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The investment objective of the fund is to seek high current income consistent with the preservation of capital. The fund intends to diversify its investments among the following three sectors of the fixed-income securities market: a U.S. investment grade sector, consisting of debt obligations of the U.S. government and investment-grade U. S. corporate bonds; a high-yield sector, consisting of high yielding, lower-rated U.S. corporate fixed income securities; and an international sector, consisting of obligations of foreign governments, their agencies and instrumentalities and other fixed-income securities denominated in foreign currencies.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis. Any premium resulting from the purchase of securities is amortized on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service.
The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

I) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At October 31, 1999, the fund had a capital loss carryover of approximately $27,370,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
    $3,956,000    October 31, 2006
    23,414,000    October 31, 2007

J) Distributions to shareholders Distributions to shareholders are recorded by the fund on the ex-dividend date. At certain times, the fund may pay distributions at a level rate even though, as a result of market conditions or investment decisions, the fund may not achieve projected investment results for a given period. Capital gains distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million of average weekly net assets, 0.65% of the next $500 million, 0.60% of the next $500 million, and 0.55% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended April 30, 2000, fund expenses were reduced by $28,951 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $707 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchase and sales of securities

During the six months ended April 30, 2000, cost of purchases and proceeds from sales of investment securities other than U.S. government obligations and short-term investments aggregated $192,117,582 and $200,121,414, respectively. Purchases and sales of U.S. government obligations aggregated $134,878,973 and $139,104,939, respectively.

Note 4
Share Repurchase Program

In November 1994, the Trustees authorized the fund to repurchase up to 2,650,000 of its shares in the open market. Repurchases will only be made when the fund's shares are trading at less than net asset value and at such times and amounts as is believed to be in the best interest of the fund's shareholders. Any repurchases of shares will have the effect of increasing the net asset value per share of remaining shares outstanding.

For the six months ended April 30, 2000, the fund repurchased no shares.

As of April 30, 2000, 279,900 shares have been repurchased since the inception of the program.


TRUSTEES APPROVE INVESTMENT POLICY CHANGES FOR PUTNAM MASTER INCOME TRUST

At their February 4, 2000, meeting, the Trustees of the Putnam Funds approved changes in the investment policies of Putnam Master Income Trust and four other funds that also invest in the U.S. government/investment-grade, high-yield, and international fixed-income sectors of the securities markets.

The changes, proposed by Putnam Management, were made to standardize the ways the three investment sectors are defined and to provide greater clarity and consistency among the funds as to minimum and maximum investments in each sector, and to establish consistent limits on lower-rated securities that may be purchased by both the high-yield and international sectors.

The changes will provide portfolio managers somewhat greater flexibility, enhancing their ability to compete in the multi-sector universe, which has evolved over recent years. However, Putnam Management does not expect that the proposed changes will significantly change the way the funds are managed.

Sector definitions clarified and standardized. To eliminate ambiguity and inconsistency across funds, the following sector definitions were adopted for each of the five funds:

* The U.S. investment-grade sector includes any security issued by an entity domiciled or with its principal operations in the United States and at least investment-grade in quality.

* The high-yield sector includes any security issued by an entity domiciled or with its principal operations in the United States and is below investment-grade in quality.

* The international sector includes any security issued by an entity domiciled or with its principal operations outside the United States.

The revised investment policies also delete an expectation that the international sector will primarily be invested in securities of industrialized Western Europe (including the Scandinavian countries), Canada, Japan, Australia, and New Zealand. This change will increase the funds' flexibility to invest in nonindustrialized countries, including emerging markets.

Uniform limit established on lower-rated securities. The new uniform policy for all five funds limits securities below investment grade quality to 70% of fund assets, provided that no more than 5% of assets be invested in securities below CCC in quality. Putnam Master Income Trust and two other Putnam closed-end funds had limited securities below investment grade in quality to 65% of fund assets. The increased limit will enhance the competitiveness of the fund.

The change also eliminates a policy of the fund that prohibits it from investing more than 20% of assets in foreign securities rated below investment grade. This restriction could potentially restrict the fund's ability to take advantage of attractive foreign fixed-income markets, including high-yield corporate securities and emerging markets. Moreover, the fund will be subject to an overall 70% restriction on lower-rated securities.

Consistent minimum and maximum investment limits adopted. The required 20% minimum investment in U.S. government securities was lowered to 15%.


WELCOME TO WWW.PUTNAMINV.COM

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

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You can also read Putnam economist Dr. Robert Goodman's commentary and
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or objective, use our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services
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you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminv.com


FUND INFORMATION

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Edward H. D'Alelio
Vice President

David L. Waldman
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President


Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site (www.putnaminv.com) any time for up-to-date information about the fund's NAV.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
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PUTNAM
INVESTMENTS
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For account balances, economic forecasts, and the latest on Putnam funds, visit
www.putnaminv.com


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